UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04642
Virtus Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103-2608

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
Dec 31
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Real Estate Securities Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$116	1.10%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 10.92%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 8.73%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, superior cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, positive stock selection and property sector allocation contributed to performance relative to the FTSE Nareit Equity REITs Index, the Series’ style-specific benchmark. The Series’ stock selection within and overweight to the health care property sector was the largest contributor to performance, followed by an overweight to and stock selection within data centers. Stock selection within the industrial property sector and an overweight exposure to telecommunications REITs detracted the most from performance. The largest contributors to performance for the 12-month period were Iron Mountain, Ventas, Essex Property Trust, Sabra Healthcare, and Brixmor Property Group. The largest detractors from performance during the period were Rexford Industrial, UDR, Regency Centers, Essential Properties, and Vici Properties. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Iron Mountain	Positive	Iron Mountain’s shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the specialty property sector. Appreciation in the shares was driven by healthy operating performance in the company’s core storage business and robust growth in its newer data center segment.

Ventas	Positive	Ventas’ shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Rexford Industrial	Negative	Rexford’s shares meaningfully underperformed the Series’ style-specific benchmark and its industrial real estate peers. The company’s industrial portfolio is concentrated in Southern California, which suffered from slower demand, excess supply, and falling rental rates. While the company delivered positive cash flow and dividend growth during the period, it was at levels below investor expectations.

UDR	Negative	The Series’ positioning in UDR, an apartment REIT, detracted from performance. The Series reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV(1)	10.92%	5.58%	6.12%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$105,455
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$663
Portfolio turnover rate as of the end of the reporting period	40%
Asset Allocation(1)
Industrial/Office REITS	16%
Data Centers REITS	15%
Retail REITS	12%
Diversified REITS	9%
Health Care REITS	8%
Residential REITS	7%
Health Care REITS	7%
Other REITS	26%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus Duff & Phelps Real Estate Securities Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$90	0.85%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended December 31, 2024, the Series' Class I shares at NAV returned 11.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 8.73%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, superior cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, positive stock selection and property sector allocation contributed to performance relative to the FTSE Nareit Equity REITs Index, the Series’ style-specific benchmark. The Series’ stock selection within and overweight to the health care property sector was the largest contributor to performance, followed by an overweight to and stock selection within data centers. Stock selection within the industrial property sector and an overweight exposure to telecommunications REITs detracted the most from performance. The largest contributors to performance for the 12-month period were Iron Mountain, Ventas, Essex Property Trust, Sabra Healthcare, and Brixmor Property Group. The largest detractors from performance during the period were Rexford Industrial, UDR, Regency Centers, Essential Properties, and Vici Properties. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Iron Mountain	Positive	Iron Mountain’s shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the specialty property sector. Appreciation in the shares was driven by healthy operating performance in the company’s core storage business and robust growth in its newer data center segment.

Ventas	Positive	Ventas’ shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Rexford Industrial	Negative	Rexford’s shares meaningfully underperformed the Series’ style-specific benchmark and its industrial real estate peers. The company’s industrial portfolio is concentrated in Southern California, which suffered from slower demand, excess supply, and falling rental rates. While the company delivered positive cash flow and dividend growth during the period, it was at levels below investor expectations.

UDR	Negative	The Series’ positioning in UDR, an apartment REIT, detracted from performance. The Series reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV(1)	11.15%	5.85%	6.38%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$105,455
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$663
Portfolio turnover rate as of the end of the reporting period	40%
Asset Allocation(1)
Industrial/Office REITS	16%
Data Centers REITS	15%
Retail REITS	12%
Diversified REITS	9%
Health Care REITS	8%
Residential REITS	7%
Health Care REITS	7%
Other REITS	26%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus KAR Capital Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$116	1.03%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 26.20%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.36%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in consumer discretionary, as well as stock selection and an overweight in health care, detracted from performance relative to the Series’ style-specific benchmark, the Russell 1000® Growth Index. Stock selection in communication services and industrials contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Meta Platforms, Fair Isaac, Amazon.com, and Amphenol. The biggest detractors from performance during the period were MongoDB, Nike, Snowflake, Monster Beverage, and Zoetis. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	NVIDIA continued to benefit from the rapid adoption of artificial intelligence (AI) across nearly every industry. The company is the primary supplier of the requisite graphics processing unit (GPU) capacity to support agentic AI, which uses sophisticated reasoning to autonomously solve complex problems, and requires a new level of scaling.

Meta Platforms	Positive	Meta Platforms has rapidly positioned itself as one of the major beneficiaries of AI, justifying its massive capital spending with tangible product improvements, including those that have resulted in Meta AI becoming the most used AI assistant.

MongoDB	Negative	MongoDB was impacted by uncertainty about whether the company’s document database format will be the best option for emerging AI applications, as well as a deceleration in consumption of the company’s Atlas cloud services. While the company saw healthy growth in new workload, consumption growth from existing workloads has slowed, hurting cloud revenue and net retention rate.

Nike	Negative	Nike has suffered from an innovation gap in its performance products, weakness in the lifestyle category which had driven growth for the last few years, and global macroeconomic headwinds, especially in China. Additionally, the company has been trying to manage certain legacy franchises to reduce the product proliferation that had built up in recent years.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Series (Class A) at NAV(1)	26.20%	12.84%	13.34%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$249,797
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$1,601
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	21%
Communication Services	12%
Financials	12%
Health Care	10%
Industrials	10%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus KAR Equity Income Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$103	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 9.63%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the MSCI USA High Dividend Yield Index (net), which serves as the style-specific index, returned 10.68%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in industrials and financials detracted from performance relative to the Series’ style-specific benchmark, the MSCI USA High Dividend Yield Index (net). Stock selection in information technology, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Broadcom, IBM, PNC Financial Services Group, AbbVie, and Zurich Insurance Group. The biggest detractors from performance during the period were MSC Industrial Direct, United Parcel Service, TotalEnergies, Linde, and Trane Technologies. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom’s outperformance was related to strong performance in AI revenue. The company has also largely completed the integration of VMware, which it acquired in the fourth quarter of 2023.
IBM	Positive	IBM has seen its hybrid cloud offering resonate with clients, benefiting both the company’s software and consulting businesses. Generative artificial intelligence (GenAI) appeared to provide another growth tailwind for the company during the reporting period.

MSC Industrial Direct	Negative	MSC Industrial is one of the largest industrial equipment distributors in the U.S. A sluggish macro economy negatively impacted customer sentiment for the company. This was exacerbated by MSC’s exposure to metalworking, which was impacted by weakness in the auto industry during the 12-month period.

United Parcel Service	Negative	UPS lost shipping volume in 2023 ahead of a potential Teamsters strike, and had not recovered it as of the end of the reporting period. This, combined with a weak macro economy as well as a surge in business from low margin Chinese ecommerce companies utilizing the company’s lower-priced products, weighed on the stock price. UPS instituted surcharges to limit the negative impact on their business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Series (Class A) at NAV(1)	9.63%	7.95%	7.25%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
MSCI USA High Dividend Yield Index (net)	10.68%	6.33%	8.04%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$76,825
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$461
Portfolio turnover rate as of the end of the reporting period	30%
Asset Allocation(1)
Industrials	19%
Financials	19%
Information Technology	17%
Consumer Staples	12%
Utilities	8%
Health Care	7%
Materials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus KAR Small-Cap Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$120	1.14%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 9.72%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 15.15%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in information technology and consumer discretionary detracted from performance relative to the Series’ style-specific benchmark, the Russell 2000® Growth Index. Stock selection and an overweight in financials, as well as an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Ryan Specialty, AAON, Interactive Brokers Group, Revolve Group, and Goosehead Insurance. The biggest detractors from performance during the period were Endava, Fox Factory, Dream Finders Homes, National Research, and MarketAxess. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ryan Specialty	Positive	Ryan Specialty provides insurance brokerage, distribution, and underwriting services through its subsidiaries. Ryan generated robust organic growth supported by the Excess and Surplus market segment as well as the company’s scale advantages, which resulted in market share gains during the period.

AAON	Positive	AAON sells premium commercial air-conditioning and heating equipment, and specializes in semi- and fully custom equipment. AAON saw robust growth in its datacenter cooling business, driven by the accelerated pace of datacenter buildouts and increased cooling requirements for artificial intelligence (AI). Datacenter cooling helped offset softening growth in AAON’s core packaged rooftop business, which faced macroeconomic and regulatory-related headwinds.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company faced headwinds in industries and geographies it has outsized exposure to, including payments, banking and capital markets, the U.K., and Europe.

Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles (ATVs), off-road trucks, snowmobiles, and motorcycles. Fox Factory had suffered from a downturn in its bike business, and while that began to recover, the company experienced declining sales in its powered vehicles and truck upfitting businesses. This was related to weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class A) at NAV(1)	9.72%	6.80%	14.30%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$81,618
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$608
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Financials	32%
Information Technology	22%
Consumer Discretionary	14%
Industrials	13%
Communication Services	11%
Health Care	3%
Consumer Staples	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus KAR Small-Cap Growth Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$93	0.89%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2024, the Series' Class I shares at NAV returned 10.00%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 15.15%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in information technology and consumer discretionary detracted from performance relative to the Series’ style-specific benchmark, the Russell 2000® Growth Index. Stock selection and an overweight in financials, as well as an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Ryan Specialty, AAON, Interactive Brokers Group, Revolve Group, and Goosehead Insurance. The biggest detractors from performance during the period were Endava, Fox Factory, Dream Finders Homes, National Research, and MarketAxess. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ryan Specialty	Positive	Ryan Specialty provides insurance brokerage, distribution, and underwriting services through its subsidiaries. Ryan generated robust organic growth supported by the Excess and Surplus market segment as well as the company’s scale advantages, which resulted in market share gains during the period.

AAON	Positive	AAON sells premium commercial air-conditioning and heating equipment, and specializes in semi- and fully custom equipment. AAON saw robust growth in its datacenter cooling business, driven by the accelerated pace of datacenter buildouts and increased cooling requirements for artificial intelligence (AI). Datacenter cooling helped offset softening growth in AAON’s core packaged rooftop business, which faced macroeconomic and regulatory-related headwinds.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company faced headwinds in industries and geographies it has outsized exposure to, including payments, banking and capital markets, the U.K., and Europe.

Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles (ATVs), off-road trucks, snowmobiles, and motorcycles. Fox Factory had suffered from a downturn in its bike business, and while that began to recover, the company experienced declining sales in its powered vehicles and truck upfitting businesses. This was related to weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class I) at NAV(1)	10.00%	7.06%	14.59%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$81,618
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$608
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Financials	32%
Information Technology	22%
Consumer Discretionary	14%
Industrials	13%
Communication Services	11%
Health Care	3%
Consumer Staples	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus KAR Small-Cap Value Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$115	1.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 9.98%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Value Index, which serves as the style-specific index, returned 8.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection and an overweight in industrials, as well as stock selection in financials, contributed positively to performance relative to the Series’ style-specific benchmark, the Russell 2000® Value Index. Stock selection and an overweight in consumer discretionary, as well as stock selection in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Primerica, and Cheesecake Factory. The biggest detractors from performance during the period were Leslie’s, Azenta, Thor Industries, EVERTEC, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners engages in construction of roadways and highways. The company benefited from strong road infrastructure spending. Additionally, the company entered the attractive Texas market with an acquisition that is intended to enhance the company’s growth and profit margins.

Houlihan Lokey	Positive	Houlihan Lokey is a leading global independent investment bank with expertise in mergers and acquisitions, capital markets, financial restructurings, and financial and valuation advisory. The company reported growth of both sales and profits during the reporting period.

Leslie’s	Negative	Leslie's is the only direct-to-consumer pool and spa care brand with a national footprint. The company saw revenue and profit declines associated with weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.

Azenta	Negative	Azenta provides automation and cryogenic solutions for multiple markets. The company struggled in 2024 with execution challenges as well as weak results at its acquired company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Series (Class A) at NAV(1)	9.98%	9.04%	9.26%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$60,784
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$447
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	38%
Financials	28%
Consumer Discretionary	13%
Consumer Staples	6%
Health Care	5%
Materials	5%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$97	0.94%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 5.91%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed positively to the Series’ returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. Allocation to and issue selection within high yield corporate bonds both contributed to performance. While the Series’ allocation to bank loans contributed to performance, positioning within the sector had a negative impact during the period. In addition, while the Series’ overweight to the Yankee High Quality sector had a negative impact, issue selection within the sector was beneficial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Positive	Issue selection, driven by the Series’ overweight to BBB-rated bonds and financials, had a positive impact on performance.
High yield corporate bonds	Positive	Allocation to and issue selection within corporate high yield were positive for the period. Easing growth concerns, supportive earnings, improved macroeconomic clarity following the U.S. election, solid fundamentals, and supportive technical factors contributed to a favorable environment for risk during the period.

Bank loans	Mixed	The Series’ allocation to bank loans had a positive impact on performance, however, the higher quality positioning within the sector was a slight detractor.
Yankee High Quality	Mixed	The Series’ overweight relative to the Bloomberg U.S. Aggregate Bond Index had a negative impact on performance during the period. However, issue selection versus the benchmark was positive.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV(1)	5.91%	2.32%	3.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$87,220
Total number of portfolio holdings	661
Total advisory fee paid (‘000s)	$455
Portfolio turnover rate as of the end of the reporting period	73%
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		22%
Asset-Backed Securities		15%
Leveraged Loans		13%
Foreign Government Securities		9%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus Newfleet Multi-Sector Intermediate Bond Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$71	0.69%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended December 31, 2024, the Series' Class I shares at NAV returned 6.18%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed positively to the Series’ returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. Allocation to and issue selection within high yield corporate bonds both contributed to performance. While the Series’ allocation to bank loans contributed to performance, positioning within the sector had a negative impact during the period. In addition, while the Series’ overweight to the Yankee High Quality sector had a negative impact, issue selection within the sector was beneficial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Positive	Issue selection, driven by the Series’ overweight to BBB-rated bonds and financials, had a positive impact on performance.
High yield corporate bonds	Positive	Allocation to and issue selection within corporate high yield were positive for the period. Easing growth concerns, supportive earnings, improved macroeconomic clarity following the U.S. election, solid fundamentals, and supportive technical factors contributed to a favorable environment for risk during the period.

Bank loans	Mixed	The Series’ allocation to bank loans had a positive impact on performance, however, the higher quality positioning within the sector was a slight detractor.
Yankee High Quality	Mixed	The Series’ overweight relative to the Bloomberg U.S. Aggregate Bond Index had a negative impact on performance during the period. However, issue selection versus the benchmark was positive.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV(1)	6.18%	2.55%	3.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$87,220
Total number of portfolio holdings	661
Total advisory fee paid (‘000s)	$455
Portfolio turnover rate as of the end of the reporting period	73%
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		22%
Asset-Backed Securities		15%
Leveraged Loans		13%
Foreign Government Securities		9%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus SGA International Growth Series
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$111	1.14%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned (5.73)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 5.53%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to the Series’ performance were SAP, Shopify, Recruit, Aon, and TSMC. The largest detractors from performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class A) at NAV(1)	(5.73)%	3.96%	2.05%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$100,878
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$853
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Health Care	22%
Information Technology	21%
Consumer Staples	14%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	4%
Other (includes securities lending collateral)	8%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus SGA International Growth Series
Class I
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$87	0.89%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2024, the Series' Class I shares at NAV returned (5.48)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 5.53%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to the Series’ performance were SAP, Shopify, Recruit, Aon, and TSMC. The largest detractors from performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class I) at NAV(1)	(5.48)%	4.23%	2.31%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$100,878
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$853
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Health Care	22%
Information Technology	21%
Consumer Staples	14%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	4%
Other (includes securities lending collateral)	8%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

Virtus Tactical Allocation Series
(f/k/a: Virtus Strategic Allocation Series)
Class A
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$105	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended December 31, 2024, the Series' Class A shares at NAV returned 13.80%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), which serve as the broad-based securities market indexes, returned 1.25% and 17.49%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 3.49% and 33.36%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.27%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Series Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Series Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Series performance over the reporting period?
In the Series’ U.S. equity portfolio, stock selection in consumer discretionary, as well as stock selection and an overweight in health care, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in communication services and industrials contributed to performance. In the Series’ international equity portfolio, stock selection and an overweight in communication services, as well as an underweight in real estate, contributed to performance relative to the MSCI ACWI ex USA SMID Index (net) (the Index). Stock selection and an underweight in consumer discretionary, as well as stock selection in information technology, detracted from performance. In the Series’ fixed income portfolio, sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance. Owning more longer-term U.S. Treasuries than the Index detracted from relative performance. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA MongoDB	Positive Negative	NVIDIA continued to benefit from the rapid adoption of artificial intelligence (AI) across nearly every industry. The company is the primary supplier of the requisite graphics processing unit (GPU) capacity to support agentic AI, which uses sophisticated reasoning to autonomously solve complex problems, and requires a new level of scaling.

MongoDB was impacted by uncertainty about whether the company’s document database format will be the best option for emerging AI applications, as well as a deceleration in consumption of the company’s Atlas cloud services. While the company saw healthy growth in new workload, consumption growth from existing workloads has slowed, hurting cloud revenue and net retention rate.
Baltic Classifieds Alten	Positive Negative	Listed in London, Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company reported strong business results, which contributed positively to performance during the 12-month period.

Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering was cyclically weak, which resulted in slower organic growth and depressed profit margins.
Investment grade corporate bonds Longer-term U.S. Treasuries	Positive Negative	Issue selection, driven by the portfolio’s overweight to BBB-rated securities and financials, had a positive impact on performance.

More of the portfolio than the Index was allocated to longer-maturity U.S. Treasuries, which underperformed shorter-maturity Treasuries, detracting from relative performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes, style-specific indexes and composite index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Series (Class A) at NAV(1)	13.80%	6.83%	6.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
MSCI All Country World Index (net)	17.49%	10.06%	9.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	3.49%	3.55%	5.06%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Virtus Tactical Allocation Series Linked Benchmark	15.27%	9.04%	8.93%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$69,371
Total number of portfolio holdings	520
Total advisory fee paid (‘000s)	$355
Portfolio turnover rate as of the end of the reporting period	40%
Asset Allocation(1)
Common Stocks		65%
Information Technology	18%
Consumer Discretionary	10%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		11%
Mortgage-Backed Securities		11%
U.S. Government Securities		5%
Asset-Backed Securities		4%
Leveraged Loans		3%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Series including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Series holdings, and proxy voting information, please contact us at 1-800-367-5877, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-367-5877.

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $168,537 for 2024 and $179,295 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $12,264 for 2024 and $15,410 for 2023. Such audit-related fees include out of pocket expenses and system conversion fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $29,976 for 2024 and $33,876 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Variable Insurance Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $42,240 for 2024 and $49,286 for 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS VARIABLE INSURANCE TRUST

December 31, 2024
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Tactical Allocation Series (f/k/a: Virtus Strategic Allocation Series)

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS VARIABLE INSURANCE TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Federal Reserve at which commercial banks borrow and lend their extra reserves to one another overnight.
Federal Reserve (“Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world. The one-, three-, and six- month LIBOR reference rates are published by ICE Benchmark Administration under a synthetic methodology.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Real Estate Investment Trusts—99.2%
Data Centers—15.1%
Digital Realty Trust, Inc.	33,325	$ 5,909
Equinix, Inc.	10,667	10,058
		15,967

Diversified REITs—9.0%
American Homes 4 Rent Class A	117,450	4,395
AvalonBay Communities, Inc.	23,059	5,072
		9,467

Gaming REITs—3.9%
Gaming & Leisure Properties, Inc.	60,150	2,897
VICI Properties, Inc. Class A	42,567	1,243
		4,140

Health Care—14.8%
Healthpeak Properties, Inc.	30,865	626
Sabra Health Care REIT, Inc.	163,400	2,830
Ventas, Inc.	81,775	4,816
Welltower, Inc.	57,990	7,308
		15,580

Industrial/Office—16.2%
Industrial—12.1%
Americold Realty Trust, Inc.	51,500	1,102
Prologis, Inc.	84,876	8,971
Rexford Industrial Realty, Inc.	67,925	2,626
		12,699

Office—4.1%
BXP, Inc.	21,000	1,562
Cousins Properties, Inc.	41,850	1,282
Vornado Realty Trust	35,370	1,487
		4,331

Total Industrial/Office		17,030

Lodging/Resorts—3.1%
Host Hotels & Resorts, Inc.	74,474	1,305
Ryman Hospitality Properties, Inc.	18,330	1,912
		3,217

Residential—7.2%
Apartments—5.4%
Essex Property Trust, Inc.	8,565	2,445
Mid-America Apartment Communities, Inc.	21,185	3,275
		5,720

	Shares	Value

Manufactured Homes—1.8%
Sun Communities, Inc.	15,242	$ 1,874
Total Residential		7,594

Retail—12.0%
Free Standing—4.9%
Essential Properties Realty Trust, Inc.	95,300	2,981
Realty Income Corp.	41,270	2,204
		5,185

Shopping Centers—7.1%
Brixmor Property Group, Inc.	114,642	3,191
Kimco Realty Corp.	103,670	2,429
Phillips Edison & Co., Inc.	49,485	1,854
		7,474

Total Retail		12,659

Retail REITs—4.5%
Simon Property Group, Inc.	27,766	4,782
Self Storage—6.6%
CubeSmart	60,730	2,602
Public Storage	14,595	4,371
		6,973

Specialty—5.2%
Iron Mountain, Inc.	39,630	4,166
Lamar Advertising Co. Class A	11,200	1,363
		5,529

Telecommunications REITs—1.6%
American Tower Corp.	9,060	1,662
Total Common Stocks (Identified Cost $75,752)		104,600

Total Long-Term Investments—99.2% (Identified Cost $75,752)		104,600

TOTAL INVESTMENTS—99.2% (Identified Cost $75,752)		$104,600
Other assets and liabilities, net—0.8%		855
NET ASSETS—100.0%		$105,455

Abbreviation:
REIT	Real Estate Investment Trust
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$104,600	$104,600
Total Investments	$104,600	$104,600
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—12.4%
Meta Platforms, Inc. Class A	24,374	$ 14,271
Netflix, Inc.(1)	8,565	7,634
Trade Desk, Inc. (The) Class A(1)	77,685	9,131
		31,036

Consumer Discretionary—20.4%
Airbnb, Inc. Class A(1)	28,222	3,709
Amazon.com, Inc.(1)	74,894	16,431
Home Depot, Inc. (The)	10,622	4,132
Marriott International, Inc. Class A	26,763	7,465
MercadoLibre, Inc.(1)	2,516	4,278
NIKE, Inc. Class B	46,044	3,484
O’Reilly Automotive, Inc.(1)	5,903	7,000
Ross Stores, Inc.	29,783	4,505
		51,004

Financials—12.0%
Block, Inc. Class A(1)	40,525	3,444
Progressive Corp. (The)	30,516	7,312
S&P Global, Inc.	7,412	3,692
Visa, Inc. Class A	48,953	15,471
		29,919

Health Care—9.9%
Danaher Corp.	16,250	3,730
Eli Lilly & Co.	8,415	6,497
IDEXX Laboratories, Inc.(1)	4,081	1,687
Intuitive Surgical, Inc.(1)	9,710	5,068
Mettler-Toledo International, Inc.(1)	1,363	1,668
Zoetis, Inc. Class A	36,586	5,961
		24,611

Industrials—9.7%
Equifax, Inc.	14,631	3,729
Fair Isaac Corp.(1)	6,060	12,065
Paycom Software, Inc.	11,689	2,396
Uber Technologies, Inc.(1)	98,080	5,916
		24,106

	Shares	Value

Information Technology—30.8%
Accenture plc Class A	13,557	$ 4,769
Amphenol Corp. Class A	167,781	11,652
BILL Holdings, Inc.(1)	34,784	2,946
Cadence Design Systems, Inc.(1)	20,045	6,023
Gartner, Inc.(1)	5,472	2,651
MongoDB, Inc. Class A(1)	13,126	3,056
NVIDIA Corp.	151,380	20,329
Roper Technologies, Inc.	9,377	4,875
ServiceNow, Inc.(1)	4,510	4,781
Shopify, Inc. Class A(1)	62,114	6,605
Snowflake, Inc. Class A(1)	20,383	3,147
Workday, Inc. Class A(1)	24,048	6,205
		77,039

Materials—1.8%
Ecolab, Inc.	18,871	4,422
Real Estate—2.4%
CoStar Group, Inc.(1)	57,515	4,117
Prologis, Inc.	18,724	1,979
		6,096

Total Common Stocks (Identified Cost $94,958)		248,233

Total Long-Term Investments—99.4% (Identified Cost $94,958)		248,233

TOTAL INVESTMENTS—99.4% (Identified Cost $94,958)		$248,233
Other assets and liabilities, net—0.6%		1,564
NET ASSETS—100.0%		$249,797

Abbreviations:
PLC	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$248,233	$248,233
Total Investments	$248,233	$248,233
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—4.1%
Omnicom Group, Inc.	19,023	$ 1,637
Verizon Communications, Inc.	38,014	1,520
		3,157

Consumer Discretionary—4.1%
Lowe’s Cos., Inc.	4,384	1,082
McDonald’s Corp.	1,388	402
TJX Cos., Inc. (The)	13,860	1,675
		3,159

Consumer Staples—11.4%
Coca-Cola Co. (The)	33,643	2,094
Flowers Foods, Inc.	89,819	1,856
Kimberly-Clark Corp.	15,666	2,053
Procter & Gamble Co. (The)	9,085	1,523
Walmart, Inc.	13,920	1,258
		8,784

Energy—2.0%
TotalEnergies SE Sponsored ADR	28,090	1,531
Financials—19.0%
Broadridge Financial Solutions, Inc.	6,927	1,566
Marsh & McLennan Cos., Inc.	7,215	1,533
PNC Financial Services Group, Inc. (The)	18,860	3,637
Prudential Financial, Inc.	9,476	1,123
T. Rowe Price Group, Inc.	24,583	2,780
Zurich Insurance Group AG ADR	134,016	3,979
		14,618

Health Care—6.5%
AbbVie, Inc.	17,635	3,134
Johnson & Johnson	4,096	592
Merck & Co., Inc.	12,506	1,244
		4,970

Industrials—19.1%
BAE Systems plc Sponsored ADR	32,080	1,834
Eaton Corp. plc	3,285	1,090
Fastenal Co.	20,516	1,475
Paychex, Inc.	13,776	1,932
Snap-on, Inc.	5,623	1,909
Trane Technologies plc	2,872	1,061
United Parcel Service, Inc. Class B	20,639	2,602
Watsco, Inc.	5,805	2,751
		14,654

Information Technology—16.3%
Amphenol Corp. Class A	17,237	1,197
Broadcom, Inc.	16,850	3,906
	Shares	Value

Information Technology—continued
Cisco Systems, Inc.	38,523	$ 2,281
International Business Machines Corp.	11,353	2,496
Microsoft Corp.	3,730	1,572
Texas Instruments, Inc.	5,582	1,047
		12,499

Materials—6.3%
Amcor plc	142,882	1,344
Eastman Chemical Co.	23,476	2,144
Linde plc	3,307	1,385
		4,873

Real Estate—1.6%
Getty Realty Corp.	40,216	1,212
Utilities—8.2%
Fortis, Inc.	85,362	3,548
Southern Co. (The)	32,971	2,714
		6,262

Total Common Stocks (Identified Cost $64,058)		75,719

Total Long-Term Investments—98.6% (Identified Cost $64,058)		75,719

TOTAL INVESTMENTS—98.6% (Identified Cost $64,058)		$75,719
Other assets and liabilities, net—1.4%		1,106
NET ASSETS—100.0%		$76,825

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company
Country Weightings (Unaudited)†
United States	79%
Switzerland	7
Canada	5
Ireland	5
United Kingdom	2
France	2
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$75,719	$75,719
Total Investments	$75,719	$75,719
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—93.0%
Communication Services—10.5%
Auto Trader Group plc	495,500	$ 4,919
Rightmove plc	453,465	3,643
		8,562

Consumer Discretionary—13.6%
Dream Finders Homes, Inc. Class A(1)	105,479	2,455
Fox Factory Holding Corp.(1)	28,852	873
Holley, Inc.(1)	205,721	621
Ollie’s Bargain Outlet Holdings, Inc.(1)	29,059	3,189
Revolve Group, Inc. Class A(1)	90,225	3,022
Smith Douglas Homes Corp. Class A(1)	35,616	913
		11,073

Consumer Staples—1.1%
PriceSmart, Inc.	9,500	876
Financials—30.7%
FactSet Research Systems, Inc.	4,899	2,353
Goosehead Insurance, Inc. Class A(1)	38,985	4,180
Morningstar, Inc.	19,174	6,457
Ryan Specialty Holdings, Inc. Class A	60,354	3,872
ServisFirst Bancshares, Inc.	52,731	4,469
Triumph Financial, Inc.(1)	41,112	3,736
		25,067

Health Care—3.2%
National Research Corp.	41,344	729
U.S. Physical Therapy, Inc.	21,436	1,902
		2,631

Industrials—12.4%
AAON, Inc.	46,129	5,429
Enerpac Tool Group Corp. Class A	91,536	3,761
Omega Flex, Inc.	22,734	954
		10,144

Information Technology—21.5%
Appfolio, Inc. Class A(1)	9,323	2,300
Aspen Technology, Inc.(1)	8,197	2,046
Endava plc Sponsored ADR(1)	84,857	2,622
	Shares	Value

Information Technology—continued
nCino, Inc.(1)	109,549	$ 3,679
Novanta, Inc.(1)	9,535	1,457
NVE Corp.	5,750	468
Onestream, Inc. Class A(1)	83,259	2,374
SPS Commerce, Inc.(1)	14,272	2,626
		17,572

Total Common Stocks (Identified Cost $46,500)		75,925

Total Long-Term Investments—93.0% (Identified Cost $46,500)		75,925

Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(2)	2,930,065	2,930
Total Short-Term Investment (Identified Cost $2,930)		2,930

TOTAL INVESTMENTS—96.6% (Identified Cost $49,430)		$78,855
Other assets and liabilities, net—3.4%		2,763
NET ASSETS—100.0%		$81,618

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	86%
United Kingdom	14
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$75,925	$75,925
Money Market Mutual Fund	2,930	2,930
Total Investments	$78,855	$78,855
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—12.6%
Cheesecake Factory, Inc. (The)	48,730	$ 2,312
Choice Hotels International, Inc.	13,587	1,929
SiteOne Landscape Supply, Inc.(1)	12,131	1,598
Thor Industries, Inc.	18,815	1,801
		7,640

Consumer Staples—5.6%
National Beverage Corp.	35,988	1,535
WD-40 Co.	7,767	1,885
		3,420

Financials—27.3%
Bank of Hawaii Corp.	23,642	1,684
EVERTEC, Inc.	55,943	1,932
First Financial Bankshares, Inc.	19,312	696
Houlihan Lokey, Inc. Class A	24,153	4,195
Jack Henry & Associates, Inc.	6,040	1,059
Lakeland Financial Corp.	8,745	601
Primerica, Inc.	9,880	2,682
RLI Corp.	11,752	1,937
Stock Yards Bancorp, Inc.	25,236	1,807
		16,593

Health Care—5.1%
Azenta, Inc.(1)	33,009	1,650
Prestige Consumer Healthcare, Inc.(1)	18,267	1,427
		3,077

Industrials—37.2%
Albany International Corp. Class A	15,183	1,214
Armstrong World Industries, Inc.	18,997	2,685
Construction Partners, Inc. Class A(1)	41,147	3,640
CSW Industrials, Inc.	3,743	1,321
	Shares	Value

Industrials—continued
Hillman Solutions Corp.(1)	230,474	$ 2,245
John Bean Technologies Corp.	18,118	2,303
Landstar System, Inc.	11,240	1,932
RBC Bearings, Inc.(1)	8,509	2,545
UniFirst Corp.	9,495	1,624
Watsco, Inc.	6,618	3,136
		22,645

Information Technology—1.6%
Badger Meter, Inc.	4,491	953
Materials—4.9%
HB Fuller Co.	25,641	1,730
Scotts Miracle-Gro Co. (The)	18,907	1,255
		2,985

Real Estate—2.9%
Getty Realty Corp.	58,033	1,748
Total Common Stocks (Identified Cost $30,074)		59,061

Total Long-Term Investments—97.2% (Identified Cost $30,074)		59,061

TOTAL INVESTMENTS—97.2% (Identified Cost $30,074)		$59,061
Other assets and liabilities, net—2.8%		1,723
NET ASSETS—100.0%		$60,784

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$59,061	$59,061
Total Investments	$59,061	$59,061
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—1.4%
U.S. Treasury Bonds
4.250%, 2/15/54	$ 675	$ 616
4.625%, 5/15/54	635	617
Total U.S. Government Securities (Identified Cost $1,271)		1,233

Foreign Government Securities—9.4%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	77	74
144A 8.500%, 1/31/47(2)	128	99
Benin Government International Bond 144A 7.960%, 2/13/38(2)	10	9
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	200	31
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	1,100BRL	142
Costa Rica Government
144A 6.550%, 4/3/34(2)	38	39
144A 7.300%, 11/13/54(2)	20	21
Czech Republic Government Bond 1.750%, 6/23/32	4,800CZK	169
Dominican Republic
144A 5.500%, 2/22/29(2)	69	67
144A 4.875%, 9/23/32(2)	142	127
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)	240	174
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(3)	80	63
Federative Republic of Brazil
3.875%, 6/12/30	29	26
6.250%, 3/18/31	50	49
6.000%, 10/20/33	58	54
7.125%, 5/13/54	149	138
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	220	141
Honduras Government
144A 8.625%, 11/27/34(2)	66	66
RegS 5.625%, 6/24/30(4)	75	67
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	138	141
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	27	22
Kingdom of Bahrain 144A 5.625%, 5/18/34(2)	103	93
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	43	39
Kingdom of Morocco 144A 3.000%, 12/15/32(2)	187	152
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	102	13
	Par Value(1)	Value

Foreign Government Securities—continued
Malaysia Government Bond 2.632%, 4/15/31	830MYR	$ 174
Mex Bonos Desarr 7.750%, 11/13/42	4,300MXN	158
Oman Government International Bond 144A 6.750%, 1/17/48(2)	$ 119	121
Republic of Angola 144A 8.750%, 4/14/32(2)	125	110
Republic of Argentina 0.750%, 7/9/30(5)	505	389
Republic of Armenia 144A 3.600%, 2/2/31(2)	50	41
Republic of Chile 5.330%, 1/5/54	41	38
Republic of Colombia 8.000%, 11/14/35	307	309
Republic of Ecuador
144A 6.900%, 7/31/30(2)(5)	139	96
RegS 6.900%, 7/31/30(4)(5)	142	99
Republic of Gabon
144A 6.950%, 6/16/25(2)	20	19
144A 6.625%, 2/6/31(2)	14	10
Republic of Ghana 144A 5.000%, 7/3/29(2)(5)	59	51
Republic of Guatemala
144A 6.600%, 6/13/36(2)	122	121
144A 6.550%, 2/6/37(2)	51	50
RegS 4.875%, 2/13/28(4)	55	53
Republic of Indonesia
4.750%, 9/10/34	161	153
5.100%, 2/10/54(6)	20	18
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	65	64
Republic of Nigeria
144A 7.143%, 2/23/30(2)	92	83
144A 7.375%, 9/28/33(2)	113	97
Republic of Panama
3.875%, 3/17/28	100	92
7.500%, 3/1/31	10	10
8.000%, 3/1/38	138	138
Republic of Paraguay 144A 6.000%, 2/9/36(2)	50	50
Republic of Peru
3.000%, 1/15/34	180	145
5.875%, 8/8/54	41	39
Republic of Philippines
4.750%, 3/5/35	135	128
3.700%, 3/1/41	183	145
Republic of Poland 4.875%, 10/4/33	103	99
Republic of Serbia 144A 6.500%, 9/26/33(2)	84	86
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of South Africa
5.875%, 6/22/30	$ 176	$ 168
5.650%, 9/27/47	23	17
8.750%, 2/28/48	3,800ZAR	162
144A 7.100%, 11/19/36(2)	29	28
Republic of Turkiye
7.625%, 4/26/29	135	140
9.125%, 7/13/30	364	403
6.625%, 2/17/45	123	104
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	55	48
144A 0.500%, 12/31/53(2)	10	6
Republica Orient Uruguay 4.975%, 4/20/55	97	86
Romania Government International Bond
144A 7.125%, 1/17/33(2)	54	55
144A 6.375%, 1/30/34(2)	62	59
Saudi International Bond
144A 4.875%, 7/18/33(2)	370	358
144A 4.500%, 10/26/46(2)	305	246
State of Qatar 144A 3.750%, 4/16/30(2)	130	124
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	34	33
144A 6.400%, 6/26/34(2)	19	19
RegS 6.400%, 6/26/34(4)	103	101
Ukraine Government Bond
144A 1.750%, 2/1/35(2)(5)	6	3
RegS 1.750%, 2/1/29(4)(5)	18	12
RegS 0.000%, 2/1/30(4)(5)	3	2
RegS 0.000%, 2/1/34(4)(5)	12	5
RegS 1.750%, 2/1/34(4)(5)	18	10
RegS 0.000%, 2/1/35(4)(5)	42	25
RegS 1.750%, 2/1/35(4)(5)	21	12
RegS 0.000%, 2/1/36(4)(5)	9	5
RegS 1.750%, 2/1/36(4)(5)	3	2
United Mexican States
6.350%, 2/9/35	416	407
6.338%, 5/4/53	137	122
6.400%, 5/7/54	115	103
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	50	42
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.900%, 2/28/32(2)	$ 70	$ 68
Total Foreign Government Securities (Identified Cost $8,400)		8,177

Mortgage-Backed Securities—21.7%
Agency—5.0%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	496	467
Pool #SD8343 6.000%, 7/1/53	258	260
Pool #SD8382 5.000%, 12/1/53	442	427
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	403	390
Pool #FS7751 4.000%, 3/1/53	740	678
Pool #FS8791 6.000%, 8/1/54	520	523
Pool #MA4785 5.000%, 10/1/52	398	385
Pool #MA4805 4.500%, 11/1/52	425	400
Pool #MA4980 6.000%, 4/1/53	414	417
Pool #MA5072 5.500%, 7/1/53	399	395
		4,342

Non-Agency—16.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(7)	249	251
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(7)	381	361
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	230	229
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(2)(7)	298	293
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(7)	117	108
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(7)	202	194
2019-2, A1 144A 3.347%, 4/25/49(2)(7)	95	91
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(2)(7)	205	194
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(2)(7)	228	226
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(2)(7)	360	361
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.789%, 3/15/41(2)(7)	$ 317	$ 318
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	200	182
2019-OC11, D 144A 3.944%, 12/9/41(2)(7)	345	314
2022-CLS, A 144A 5.760%, 10/13/27(2)	504	506
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(2)(7)	165	166
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(7)	75	67
2016-SH2, M2 144A 3.750%, 12/25/45(2)(7)	108	97
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(7)	280	260
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(2)(7)	544	531
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	350	338
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(7)	169	150
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(7)	14	13
2022-1, A1 144A 2.206%, 1/25/67(2)(7)	400	344
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(2)(7)	135	133
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	200	196
2020-SFR2, B 144A 1.567%, 10/19/37(2)	335	326
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(7)	17	16
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(7)	142	143
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(2)(7)	260	263
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A 3.500%, 1/25/44(2)(7)	25	23
MetLife Securitization Trust
2017-1A, M1 144A 3.449%, 4/25/55(2)(7)	150	131
2019-1A, A1A 144A 3.750%, 4/25/58(2)(7)	53	52
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(2)(7)	297	295
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(7)	112	106
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(7)	92	90
2017-3, B1 144A 3.250%, 1/25/61(2)(7)	204	179
	Par Value(1)	Value

Non-Agency—continued
2019-1, M2 144A 3.500%, 10/25/69(2)(7)	$ 165	$ 149
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	285	295
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	273	251
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(7)	64	61
2015-2A, A1 144A 3.750%, 8/25/55(2)(7)	47	45
2016-1A, A1 144A 3.750%, 3/25/56(2)(7)	39	37
2016-3A, B1 144A 4.000%, 9/25/56(2)(7)	190	182
2016-4A, B1A 144A 4.500%, 11/25/56(2)(7)	188	181
2017-2A, A3 144A 4.000%, 3/25/57(2)(7)	344	329
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(7)	220	192
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(7)	34	32
2018-1A, A1A 144A 4.000%, 12/25/57(2)(7)	267	256
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(7)	137	114
OBX Trust 2023-NQM9, A1 144A 7.159%, 10/25/63(2)(7)	114	117
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(7)	55	54
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(2)(7)	49	44
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	115	111
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(7)	80	67
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	130	130
2024-CNTR, C 144A 6.471%, 11/13/41(2)	130	131
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(7)	30	29
Towd Point Mortgage Trust
2016-4, B1 144A 4.025%, 7/25/56(2)(7)	300	286
2017-1, M1 144A 3.750%, 10/25/56(2)(7)	135	131
2017-4, A2 144A 3.000%, 6/25/57(2)(7)	405	376
2018-2, A2 144A 3.500%, 3/25/58(2)(7)	195	185
2018-6, A2 144A 3.750%, 3/25/58(2)(7)	710	644
2019-2, A2 144A 3.750%, 12/25/58(2)(7)	290	259
2019-4, A2 144A 3.250%, 10/25/59(2)(7)	215	192
2021-1, A2 144A 2.750%, 11/25/61(2)(7)	230	188
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2017-6, A2 144A 3.000%, 10/25/57(2)(7)	$ 200	$ 187
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	235	229
2020-SFR2, D 144A 2.281%, 11/17/39(2)	225	204
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	160	154
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(2)(7)	292	273
2022-6, A1 144A 4.910%, 6/25/67(2)(7)	215	213
2022-6, A3 144A 4.910%, 6/25/67(2)(7)	223	220
2022-7, A1 144A 5.152%, 7/25/67(2)(7)	155	154
2023-8, A1 144A 6.259%, 12/25/68(2)(7)	225	227
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	26	24
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(7)	48	40
		14,540

Total Mortgage-Backed Securities (Identified Cost $19,672)		18,882

Asset-Backed Securities—14.4%
Automobiles—5.2%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	27	27
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	69	68
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	101	103
2024-1A, B 144A 6.870%, 6/17/30(2)	267	276
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	285	278
Carvana Auto Receivables Trust
2022-N1, C 144A 3.320%, 12/11/28(2)	43	42
2023-N4, C 144A 6.590%, 2/11/30(2)	275	282
2024-N1, B 144A 5.630%, 5/10/30(2)	300	303
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	183	185
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(2)	286	291
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	272	279
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	110	112
	Par Value(1)	Value

Automobiles—continued
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(2)	$ 8	$ 8
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(2)	136	135
GLS Auto Receivables Issuer Trust 2022-2A, D 144A 6.150%, 4/17/28(2)	290	293
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(2)	290	288
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(2)	81	80
2024-3A, B 144A 5.030%, 11/15/30(2)	260	257
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	151	153
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(2)	235	237
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	132	134
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(2)	235	238
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	270	273
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	235	243
		4,585

Consumer Loans—1.3%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(2)	4	4
2024-1PL, A 144A 5.900%, 4/25/31(2)	115	116
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	232	235
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	480	466
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	285	288
		1,109

Credit Card—0.3%
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	285	285
Other—7.6%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	148	151
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	201	194
2024-A, B 144A 5.060%, 4/18/50(2)	225	221
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	160	163
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	158	160
Business Jet Securities LLC 2024-1A, A 144A 6.197%, 5/15/39(2)	227	231
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	$ 86	$ 81
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	340	324
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	136	137
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	202	198
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	215	218
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	131	132
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(2)	44	43
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	283	240
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(2)	76	71
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	248	253
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	85	81
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	255	242
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	184	181
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(2)	290	273
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	215	211
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	210	214
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	111	112
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	231	232
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	211	216
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	260	261
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	245	245
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)	235	237
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	150	151
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	290	293
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(2)	305	296
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	225	220
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	225	217
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	108	108
		6,607

Total Asset-Backed Securities (Identified Cost $12,652)		12,586

	Par Value(1)	Value

Corporate Bonds and Notes—38.9%
Communication Services—1.6%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	$ 245	$ 65
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	24	24
144A 4.750%, 3/1/30(2)	135	123
CMG Media Corp. 144A 8.875%, 6/18/29(2)	150	113
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	200	197
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)	95	93
Gray Television, Inc. 144A 7.000%, 5/15/27(2)(6)	145	140
Hughes Satellite Systems Corp. 6.625%, 8/1/26	170	135
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	60	48
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	160	125
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	175	49
Sprint Capital Corp. 8.750%, 3/15/32	190	227
Telesat Canada 144A 6.500%, 10/15/27(2)	90	36
		1,375

Consumer Discretionary—1.7%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	170	166
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)	200	197
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	212
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	35	36
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	210	196
Newell Brands, Inc. 6.625%, 9/15/29	144	146
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	85	88
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	105	108
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	95	92
Tapestry, Inc. 5.500%, 3/11/35	90	88
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	115	110
		1,439

Consumer Staples—1.5%
BAT Capital Corp. 7.750%, 10/19/32	185	210
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	182	182
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	120	114
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Staples—continued
144A 10.750%, 6/30/32(2)	$ 145	$ 134
Philip Morris International, Inc. 4.900%, 11/1/34	175	168
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	228
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	80	78
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	105	104
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	85	84
		1,302

Energy—6.0%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(2)	140	131
Aker BP ASA 144A 5.125%, 10/1/34(2)	180	169
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	100	105
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	165	168
BP Capital Markets plc 4.875% (8)	305	291
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	170	174
144A 6.714%, 8/15/63(2)	55	58
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	95	96
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	145	139
Ecopetrol S.A.
4.625%, 11/2/31	26	22
8.875%, 1/13/33	22	22
Energy Transfer LP
Series G 7.125%(8)	95	95
Series H 6.500%(8)	95	95
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	310	265
Genesis Energy LP 8.875%, 4/15/30	165	168
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	50	50
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	50	50
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	125	133
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	200	197
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	42	39
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	15	14
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	20	20
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)	120	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	80	80
	Par Value(1)	Value

Energy—continued
Occidental Petroleum Corp. 6.200%, 3/15/40	$ 130	$ 128
Pertamina Persero PT 144A 2.300%, 2/9/31(2)	245	205
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	250	26
Petroleos Mexicanos
6.500%, 3/13/27	195	188
8.750%, 6/2/29	40	40
6.700%, 2/16/32	301	263
7.690%, 1/23/50	25	19
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	112	104
Plains All American Pipeline LP 5.700%, 9/15/34	215	215
QatarEnergy 144A 2.250%, 7/12/31(2)	215	181
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	155	153
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)	55	57
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	115	112
Transcanada Trust 5.600%, 3/7/82	255	242
Transocean, Inc.
144A 8.250%, 5/15/29(2)	25	25
144A 8.750%, 2/15/30(2)	81	83
144A 8.500%, 5/15/31(2)	90	88
Venture Global LNG, Inc.
144A 9.000%(2)(8)	50	52
144A 9.875%, 2/1/32(2)	115	126
Western Midstream Operating LP 5.250%, 2/1/50	215	183
Williams Cos., Inc. (The) 5.150%, 3/15/34	205	199
		5,272

Financials—14.7%
Acrisure LLC
144A 8.250%, 2/1/29(2)	60	62
144A 6.000%, 8/1/29(2)	95	91
AerCap Ireland Capital DAC
3.300%, 1/30/32	110	96
6.950%, 3/10/55	90	93
Allianz SE 144A 6.350%, 9/6/53(2)	200	208
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(7)	230	230
Ally Financial, Inc. 5.543%, 1/17/31	80	79
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	240	188
American Express Co. 5.625%, 7/28/34	185	187
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	190	197
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	285	243
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	145	142
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	$ 188	$ 186
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	129	127
RegS 3.125%, 7/1/30(4)	34	33
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(8)	77	81
Banco Mercantil del Norte S.A. 144A 6.625% (2)(8)	112	100
Bank of America Corp.
5.015%, 7/22/33	135	132
5.288%, 4/25/34	85	84
5.425%, 8/15/35	225	219
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	165	163
Barclays plc 7.437%, 11/2/33	200	220
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	90	84
Blackstone Private Credit Fund 2.625%, 12/15/26	155	148
Block, Inc. 144A 6.500%, 5/15/32(2)	75	76
Blue Owl Credit Income Corp.
4.700%, 2/8/27	129	127
6.650%, 3/15/31	50	51
Blue Owl Finance LLC 3.125%, 6/10/31	245	215
BNSF Funding Trust I 6.613%, 12/15/55	185	186
BPCE S.A. 144A 7.003%, 10/19/34(2)	250	266
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	120	116
Capital One Financial Corp.
2.359%, 7/29/32	125	101
6.377%, 6/8/34	80	83
Charles Schwab Corp. (The) Series H 4.000% (8)	285	246
Citigroup, Inc.
3.980%, 3/20/30	250	239
6.174%, 5/25/34	122	124
Series X 3.875%(8)	95	92
Citizens Financial Group, Inc. 5.718%, 7/23/32	100	100
Corebridge Financial, Inc. 6.375%, 9/15/54	235	233
Deutsche Bank AG 5.403%, 9/11/35	180	171
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	345	336
Export-Import Bank Korea 5.125%, 1/11/33	120	120
F&G Annuities & Life, Inc. 6.500%, 6/4/29	150	153
Fifth Third Bancorp 4.337%, 4/25/33	155	144
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(2)	125	126
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	142	157
	Par Value(1)	Value

Financials—continued
144A 7.950%, 10/15/54(2)	$ 45	$ 47
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	115	95
6.450%, 5/1/36	85	90
Grifols S.A. 144A 4.750%, 10/15/28(2)(6)	120	110
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)	175	170
HUB International Ltd. 144A 7.375%, 1/31/32(2)	25	25
Huntington Bancshares, Inc.
5.709%, 2/2/35	130	130
6.141%, 11/18/39	15	15
Icon Investments Six DAC 6.000%, 5/8/34	125	126
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)	75	79
JPMorgan Chase & Co.
2.956%, 5/13/31	270	242
1.953%, 2/4/32	265	220
KeyCorp 6.401%, 3/6/35	185	193
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	90	86
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(2)	25	25
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	166	152
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	120	116
MetLife, Inc. Series G 3.850% (8)	195	191
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	195	191
Morgan Stanley
6.342%, 10/18/33	90	95
5.948%, 1/19/38	152	152
MSCI, Inc. 144A 3.625%, 9/1/30(2)	191	174
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.761%, 4/30/43(7)	139	139
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	110	105
NatWest Group plc 6.475%, 6/1/34	200	205
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	34	34
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	200	207
Nuveen LLC 144A 5.850%, 4/15/34(2)	240	243
OneMain Finance Corp. 7.125%, 11/15/31	180	183
Prudential Financial, Inc.
5.125%, 3/1/52	73	70
6.750%, 3/1/53	145	151
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)	125	120
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	200	197
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	$ 80	$ 78
State Street Corp.
6.123%, 11/21/34	85	88
Series I 6.700%(8)	120	122
Synchrony Financial 4.875%, 6/13/25	45	45
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	331
Toronto-Dominion Bank (The) 8.125%, 10/31/82	190	198
UBS Group AG 144A 4.988%, 8/5/33(2)	220	213
Wells Fargo & Co.
5.389%, 4/24/34	140	138
Series BB 3.900%(8)	305	296
Series U 5.875%(7)(8)	90	90
		12,832

Health Care—1.7%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	145	131
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	30	25
144A 4.750%, 2/15/31(2)	125	97
CVS Health Corp. 6.750%, 12/10/54	30	29
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	230
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	90	95
HCA, Inc. 5.500%, 6/1/33	225	223
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	95	102
144A 10.000%, 6/1/32(2)	60	61
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	40	40
Par Pharmaceutical, Inc. 7.500%, 4/1/27(9)	85	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	85	83
Smith & Nephew plc 5.400%, 3/20/34	190	189
Universal Health Services, Inc. 2.650%, 1/15/32	203	166
		1,471

Industrials—4.1%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	172	148
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	189	187
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(2)	20	20
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	205	196
	Par Value(1)	Value

Industrials—continued
Boeing Co. (The)
3.750%, 2/1/50	$ 85	$ 58
5.805%, 5/1/50	50	47
5.930%, 5/1/60	69	64
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	190	167
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	150	148
Cimpress plc 144A 7.375%, 9/15/32(2)	95	94
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	135	131
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	265	231
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	173	168
DP World Ltd. 144A 6.850%, 7/2/37(2)	20	22
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	90	92
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	115	114
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	160	135
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	220	219
Icahn Enterprises LP
6.250%, 5/15/26	45	45
5.250%, 5/15/27	25	24
144A 10.000%, 11/15/29(2)	40	40
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	135	124
Regal Rexnord Corp. 6.400%, 4/15/33	250	258
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	297	248
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	180	183
Veralto Corp. 5.450%, 9/18/33	195	196
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	175	176
		3,535

Information Technology—0.6%
AppLovin Corp. 5.500%, 12/1/34	175	174
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	85	87
144A 4.000%, 7/1/29(2)	140	132
Leidos, Inc. 2.300%, 2/15/31	180	151
		544

Materials—2.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	230	138
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	260	242
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	130	130
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	$ 264	$ 262
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	90	90
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	215	212
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	185	187
INEOS Quattro Finance 2 plc
144A 3.375%, 1/15/26(2)	97	97
144A 9.625%, 3/15/29(2)	200	211
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	175	170
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	100	101
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(10)	37	36
Sealed Air Corp. 144A 6.500%, 7/15/32(2)	45	45
Sonoco Products Co. 5.000%, 9/1/34	140	133
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	130	133
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	190	190
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	45	41
		2,418

Real Estate—1.0%
EPR Properties 3.600%, 11/15/31(6)	250	219
GLP Capital LP 5.250%, 6/1/25	110	110
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	259	225
Safehold GL Holdings LLC 6.100%, 4/1/34	145	147
VICI Properties LP
5.125%, 5/15/32	125	121
144A 4.625%, 6/15/25(2)	25	25
144A 4.125%, 8/15/30(2)	45	42
		889

Utilities—3.2%
AES Corp. (The) 7.600%, 1/15/55	95	98
CMS Energy Corp. 4.750%, 6/1/50	295	279
Dominion Energy, Inc. 6.625%, 5/15/55	215	219
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	200	214
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	200	223
Entergy Corp. 7.125%, 12/1/54	190	194
Ferrellgas LP
144A 5.375%, 4/1/26(2)	45	44
144A 5.875%, 4/1/29(2)	45	41
	Par Value(1)	Value

Utilities—continued
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	$ 225	$ 228
Lightning Power LLC 144A 7.250%, 8/15/32(2)	10	10
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	30	30
144A 8.375%, 2/15/32(2)	105	106
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	226	244
PacifiCorp 5.800%, 1/15/55	150	146
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	320	312
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	294
Vistra Corp. 144A 8.000% (2)(8)	90	92
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(2)	30	30
		2,804

Total Corporate Bonds and Notes (Identified Cost $34,802)		33,881

Leveraged Loans—12.5%
Aerospace—0.1%
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(7)	83	77
Chemicals—0.6%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(7)	85	85
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(7)	99	99
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(7)	74	74
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(7)	55	55
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.657%, 4/3/28(7)	78	79
USALCO LLC
0.000%, 9/30/31(7)(11)	4	4
(1 month Term SOFR + 4.000%) 8.357%, 9/30/31(7)	81	82
		478

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.471%, 12/29/27(7)	105	104
Consumer Non-Durables—0.3%
AI Aqua Merger Sub, Inc.
2025, Tranche B 0.000%, 7/31/28(7)(11)	30	30
Tranche B (1 month Term SOFR + 3.500%) 8.053%, 7/31/28(7)	59	59
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Non-Durables—continued
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.829%, 1/31/31(7)	$ 60	$ 56
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(7)	43	41
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.271%, 8/26/31(7)	40	40
		226

Energy—0.5%
CVR Energy, Inc. 0.000%, 12/30/27(7)(11)	45	45
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(7)	80	81
Freeport LNG Investments LLP Tranche B 0.000%, 12/21/28(7)(11)	149	149
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.107%, 5/31/31(7)	18	18
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.329%, 7/25/31(7)	25	25
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(9)(12)	1	—
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.085%, 2/16/28(7)	63	64
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.022%, 5/10/29(7)	90	91
		473

Financials—0.3%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.107%, 2/15/27(7)	69	69
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(7)	50	50
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.857%, 2/14/31(7)	40	40
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 7.721%, 7/31/27(7)	96	95
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(7)	10	10
Grant Thornton Advisors LLC
0.000%, 5/30/31(7)(11)	1	2
Tranche B 0.000%, 6/2/31(7)(11)	12	12
PEX Holdings LLC (3 month Term SOFR + 2.750%) 7.079%, 11/20/31(7)	25	25
		303

Food / Tobacco—0.4%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.607%, 12/23/30(7)	80	80
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(7)	62	13
	Par Value(1)	Value

Food / Tobacco—continued
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(7)	$ 31	$ 31
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(7)	27	16
Naked Juice LLC (3 month Term SOFR + 3.100%) 7.429%, 1/24/29(7)	82	54
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.773%, 7/12/29(7)	48	49
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 8.828%, 1/3/28(7)	99	99
		342

Forest Prod / Containers—0.5%
Clydesdale Acquisition Holdings, Inc. Tranche B 0.000%, 4/13/29(7)(11)	90	90
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(7)	99	90
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.588%, 4/15/27(7)	110	111
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(7)	127	127
		418

Gaming / Leisure—0.8%
Bulldog Purchaser, Inc. 2024 0.000%, 6/30/31(7)(11)	10	10
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(7)(11)	50	50
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.528%) 7.857%, 8/31/30(7)	84	85
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(7)	95	95
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.087%, 11/1/29(7)	45	45
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 8.471%, 4/26/28(7)	77	77
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.829%, 11/12/29(7)	84	83
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(7)	94	94
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(7)	90	90
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(7)	70	70
		699

Health Care—1.8%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.262% - 7.310%, 5/1/30(7)	84	83
Bausch & Lomb Corp. (3 month Term SOFR + 4.000%) 8.329%, 9/29/28(7)	44	45
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(7)	$ 122	$ 122
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.303%, 5/1/31(7)	64	65
Dechra Pharmaceuticals Holdings Ltd. Tranche B 0.000%, 12/4/31(7)(11)	40	40
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.357%, 4/23/31(7)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 10/1/27(7)	100	97
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.735%, 11/15/27(7)	140	139
Hanger, Inc. (1 month Term SOFR + 3.500%) 7.857%, 10/23/31(7)	66	66
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.679%, 8/19/28(7)	111	110
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(7)(9)	9	2
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(7)	65	65
Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(7)	15	15
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(7)	84	85
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.079%, 7/1/31(7)	25	23
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.387%, 4/22/27(7)	65	62
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 7.835%, 11/30/27(7)	116	116
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.579%, 11/3/31(7)	25	25
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 3.762%) 8.275%, 1/31/29(7)	95	94
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.715%, 12/4/31(7)	60	60
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(7)	99	97
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.097%, 11/20/26(7)	57	47
Viant Medical Holdings, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.585%, 10/17/31(7)	85	86
		1,569

Housing—0.4%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.707%, 11/3/28(7)	55	55
	Par Value(1)	Value

Housing—continued
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.747%, 4/12/28(7)	$ 99	$ 95
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.021%, 2/26/29(7)	99	98
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.297%, 6/6/31(7)	109	108
		356

Information Technology—1.8%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.579%, 2/23/32(7)	10	10
Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(7)	84	85
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(7)	85	86
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(7)	94	93
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.079%, 3/21/31(7)	70	70
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.090%, 9/29/28(7)	53	53
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.522%, 12/12/29(7)	84	85
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.107%, 11/15/32(7)	10	10
Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(7)	82	82
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.107%, 5/30/31(7)	134	135
Icon Parent I
(3 month Term SOFR + 3.000%) 7.516%, 11/13/31(7)	40	40
Second Lien (3 month Term SOFR + 5.000%) 9.516%, 9/10/32(7)	30	30
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.597%, 3/2/28(7)	99	98
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.829%, 4/1/28(7)	61	61
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.694%, 12/8/31(7)	60	60
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 8.829% - 9.079%, 9/16/30(7)	43	44
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.397%, 3/27/29(7)	27	27
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.357%, 8/31/28(7)	73	73
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.590%, 4/24/28(7)	101	101
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.607%, 11/28/28(7)	104	105
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(7)	$ 90	$ 90
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(7)	144	145
		1,583

Manufacturing—0.7%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.054% - 9.567%, 6/23/28(7)	92	92
Barnes Group, Inc. 0.000%, 12/10/31(7)(11)	30	30
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.053%, 9/28/28(7)	104	101
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 8.132%, 10/9/31(7)	45	45
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(7)	20	20
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.764%, 11/4/31(7)	100	100
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.803%, 12/2/31(7)	125	124
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.107%, 3/17/27(7)	94	95
		607

Media / Telecom - Broadcasting—0.3%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.667%, 12/1/28(7)	89	82
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.929%, 6/18/29(7)	83	74
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(7)	70	70
		226

Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(7)	139	138
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(7)	144	141
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(7)	111	109
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(7)	89	89
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(7)	135	134
		611

	Par Value(1)	Value

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(7)	$ 64	$ 64
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.107%, 10/1/31(7)	30	30
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.329%, 8/1/31(7)	57	58
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.823%, 5/3/28(7)	84	85
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(7)	74	66
		303

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(7)(12)	94	83
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(7)(12)	15	12
		95

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.971%, 3/2/29(7)	94	84
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(7)	35	35
Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.085%, 11/8/27(7)	81	82
EG America LLC Tranche B 0.000%, 2/7/28(7)(11)	25	25
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(7)	90	88
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.840%, 3/3/28(7)	50	49
		244

Service—1.8%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.857%, 7/30/31(7)	15	15
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.096%, 8/16/29(7)	40	40
Allied Universal Holdco LLC 0.000%, 5/12/28(7)(11)	65	65
Ascend Learning LLC (1 month Term SOFR + 3.600%) 7.957%, 12/11/28(7)	93	93
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.107%, 5/31/28(7)	35	35
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Crisis Prevention Institute, Inc. 2024 (1 month Term SOFR + 4.000%) 8.428%, 4/9/31(7)	$ 35	$ 35
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.221%, 3/31/28(7)	151	152
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.107%, 10/11/30(7)	44	45
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.585%, 8/1/29(7)	40	40
Garda World Security Corp. (1 month Term SOFR + 3.500%) 7.897%, 2/1/29(7)	104	104
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 7.607%, 6/2/31(7)	35	35
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.839%, 6/12/30(7)	65	66
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.348%, 10/27/31(7)	65	66
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(7)	73	73
OMNIA Partners LLC (1 month Term SOFR + 2.750%) 7.367%, 7/25/30(7)	79	80
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(7)	109	92
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.089%, 6/30/28(7)	89	80
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(7)	88	88
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.090%, 5/3/28(7)	39	40
TransUnion Intermediate Holdings, Inc. Tranche B-9 0.000%, 6/24/31(7)(11)	105	105
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.457%, 11/2/27(7)	99	96
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.221%, 3/24/28(7)	104	101
		1,546

Transportation - Automotive—0.3%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(7)	90	90
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.847%, 3/30/27(7)	129	121
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(7)	77	65
		276

Utilities—0.3%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(7)	135	135
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(7)(11)	35	35
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(7)	20	20
	Par Value(1)	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(7)	$ 70	$ 70
		260
Total Leveraged Loans (Identified Cost $11,001)		10,915

	Shares
Preferred Stocks—0.6%
Financials—0.6%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	250(13)	247
MetLife, Inc. Series D, 5.875%	68(13)	68
Truist Financial Corp. Series Q, 5.100%	225(13)	217
		532

Total Preferred Stocks (Identified Cost $540)		532

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(9)(14)	271	—
West Marine(9)(14)	150	—(15)
		—

Health Care—0.0%
Endo GUC Trust Class A(9)(14)	7,290	—
Endo, Inc.(14)	944	23
Lannett Co., Inc.(9)(14)	1,387	—
		23

Total Common Stocks (Identified Cost $71)		23

Total Long-Term Investments—98.9% (Identified Cost $88,409)		86,229

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (16)(17)	386,523	387
Total Securities Lending Collateral (Identified Cost $387)		387

TOTAL INVESTMENTS—99.3% (Identified Cost $88,796)		$86,616
Other assets and liabilities, net—0.7%		604
NET ASSETS—100.0%		$87,220
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $48,224 or 55.3% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2024.
(6)	All or a portion of security is on loan.
(7)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	No contractual maturity date.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	100% of the income received was in PIK.
(11)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	At December 31, 2024, the Fund held investments that utilized synthetic LIBOR as a benchmark. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings. However, certain USD LIBOR settings had continued to be published under a synthetic methodology until September 30, 2024, for certain legacy contracts. At the investment’s next reset date, an alternative rate will be used in accordance with governing documents.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Amount is less than $500 (not in thousands).
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	78%
Canada	2
Mexico	2
United Kingdom	2
France	1
Saudi Arabia	1
Indonesia	1
Other	13
Total	100%
† % of total investments as of December 31, 2024.
As of December 31, 2024, the Series had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc., 3/31/28	$9	$9	$9	$—(1)
Hanger, Inc., 10/23/31	8	8	8	—(1)
USALCO LLC, 9/30/31	4	4	4	—(1)
Total	$21	$21	$21	$—(1)

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$1,233	$—	$1,233	$—
Foreign Government Securities	8,177	—	8,177	—
Mortgage-Backed Securities	18,882	—	18,882	—
Asset-Backed Securities	12,586	—	12,586	—
Corporate Bonds and Notes	33,881	—	33,881	—(1)
Leveraged Loans	10,915	—	10,913	2(1)
Equity Securities:
Preferred Stocks	532	—	532	—
Common Stocks	23	23	—	—(1)
Securities Lending Collateral	387	387	—	—
Total Investments	$86,616	$410	$86,204	$2

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Series with an end of period value of $—(2) was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
(2) Amount is less than $500 (not in thousands).
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—1.8%
Health Care—1.8%
Sartorius AG, 0.320% (Germany)	7,928	$ 1,767
Total Preferred Stock (Identified Cost $2,285)		1,767

Common Stocks—97.2%
Communication Services—3.8%
Universal Music Group N.V. (Netherlands)	148,740	3,809
Consumer Discretionary—6.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	3,355	2,209
MercadoLibre, Inc. (Argentina)(1)	1,315	2,236
Yum China Holdings, Inc. (China)	49,403	2,380
		6,825

Consumer Staples—15.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	34,538	2,953
Haleon plc (United Kingdom)	658,102	3,109
Heineken N.V. (Netherlands)	25,685	1,828
L’Oreal S.A. (France)	9,232	3,269
Nestle S.A. Registered Shares (Switzerland)	18,458	1,523
Wal-Mart de Mexico SAB de C.V. (Mexico)	929,287	2,446
		15,128

Financials—14.5%
Adyen N.V. (Netherlands)(1)	1,587	2,362
AIA Group Ltd. (Hong Kong)	405,172	2,937
Aon plc Class A (United Kingdom)	14,201	5,101
HDFC Bank Ltd. ADR (India)	66,125	4,223
		14,623

Health Care—20.4%
Alcon AG (Switzerland)	46,261	3,927
Galderma Group AG (Switzerland)(1)	22,779	2,526
ICON plc ADR (Ireland)(1)	12,327	2,585
Novo Nordisk A/S Sponsored ADR (Denmark)	51,355	4,418
STERIS plc (United States)	24,729	5,083
Sysmex Corp. (Japan)	109,674	2,011
		20,550

Industrials—11.0%
Canadian Pacific Kansas City Ltd. (Canada)	51,282	3,711
Experian plc (Ireland)	66,879	2,884
Recruit Holdings Co., Ltd. (Japan)	34,312	2,390
Waste Connections, Inc. (Canada)	12,125	2,081
		11,066

Information Technology—21.2%
Atlassian Corp. Class A (United States)(1)	9,343	2,274
Dassault Systemes SE (France)	84,028	2,916
Infosys Ltd. Sponsored ADR (India)(2)	169,590	3,717
Sage Group plc (The) (United Kingdom)	250,266	3,988
SAP SE Sponsored ADR (Germany)	12,391	3,051
Shopify, Inc. Class A (Canada)(1)	18,097	1,924
	Shares	Value

Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	17,801	$ 3,516
		21,386

Materials—4.6%
Linde plc (Ireland)	5,952	2,492
Sika AG Registered Shares (Switzerland)	9,245	2,198
		4,690

Total Common Stocks (Identified Cost $78,499)		98,077

Total Long-Term Investments—99.0% (Identified Cost $80,784)		99,844

Securities Lending Collateral—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (3)(4)	3,747,764	3,748
Total Securities Lending Collateral (Identified Cost $3,748)		3,748

TOTAL INVESTMENTS—102.7% (Identified Cost $84,532)		$103,592
Other assets and liabilities, net—(2.7)%		(2,714)
NET ASSETS—100.0%		$100,878

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United Kingdom	12%
United States	11
Switzerland	10
France	8
Netherlands	8
Ireland	8
India	8
Other	35
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$1,767	$1,767
Common Stocks	98,077	98,077
Securities Lending Collateral	3,748	3,748
Total Investments	$103,592	$103,592
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.1%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 1,885	$ 894
1.375%, 8/15/50	595	290
1.875%, 2/15/51	470	261
2.000%, 8/15/51	50	29
2.250%, 2/15/52	50	30
3.625%, 2/15/53	1,640	1,333
4.250%, 2/15/54	355	324
U.S. Treasury Notes
4.250%, 11/30/26	250	250
0.375%, 7/31/27	40	36
4.000%, 7/31/29	120	118
Total U.S. Government Securities (Identified Cost $4,470)		3,565

Foreign Government Securities—0.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)	10	10
144A 3.875%, 4/16/50(1)	10	8
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	5
Dominican Republic 144A 4.875%, 9/23/32(1)	46	41
Federative Republic of Brazil
6.000%, 10/20/33	40	37
7.125%, 5/13/54	10	9
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	35	23
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	10	10
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	8
Oman Government International Bond
144A 7.375%, 10/28/32(1)	20	22
144A 6.750%, 1/17/48(1)	5	5
Republic of Colombia 8.000%, 11/14/35	24	24
Republic of Guatemala 144A 6.600%, 6/13/36(1)	15	15
Republic of Indonesia 5.100%, 2/10/54(2)	28	26
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	15	15
Republic of Panama 8.000%, 3/1/38	57	57
Republic of Paraguay 144A 6.000%, 2/9/36(1)	10	10
Republic of Philippines 4.750%, 3/5/35	15	14
Republic of Poland 4.875%, 10/4/33	30	29
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	8
Republic of South Africa
5.875%, 6/22/30	15	14
	Par Value	Value

Foreign Government Securities—continued
5.650%, 9/27/47	$ 5	$ 4
Republic of Turkiye
9.125%, 7/13/30	25	28
7.625%, 5/15/34	35	36
6.625%, 2/17/45	10	8
Republica Orient Uruguay 4.975%, 4/20/55	9	8
Romania Government International Bond 144A 5.875%, 1/30/29(1)	44	43
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	24
144A 4.500%, 10/26/46(1)	15	12
State of Qatar 144A 3.750%, 4/16/30(1)	25	24
United Mexican States
6.000%, 5/7/36	30	28
6.400%, 5/7/54	10	9
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $654)		624

Mortgage-Backed Securities—10.4%
Agency—3.4%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	122	121
Pool #SD5856 3.500%, 1/1/54	321	284
Pool #SD8309 6.000%, 3/1/53	87	87
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	—(3)	1
Pool #835144 5.000%, 10/1/35	7	7
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	2
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #AA4434 5.000%, 3/1/39	$ 2	$ 2
Pool #AA4436 6.000%, 3/1/39	2	2
Pool #CB6857 4.500%, 8/1/53	104	98
Pool #FS6679 6.000%, 12/1/53	110	111
Pool #FS7751 4.000%, 3/1/53	245	224
Pool #MA4785 5.000%, 10/1/52	686	664
Pool #MA4805 4.500%, 11/1/52	123	116
Pool #MA4980 6.000%, 4/1/53	199	200
Pool #MA5072 5.500%, 7/1/53	228	225
Pool #MA5385 4.000%, 6/1/54	246	225
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		2,394

Non-Agency—7.0%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)(5)	97	97
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)(5)	76	72
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(1)(5)	117	97
2021-8, A1 144A 1.820%, 11/25/66(1)(5)	113	98
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	14	14
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	28	27
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(5)	100	95
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(1)(5)	64	63
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(1)(5)	115	115
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 5.715%, 5/15/35(1)(5)	125	125
2019-OC11, D 144A 3.944%, 12/9/41(1)(5)	155	141
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	18	16
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	23	21
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(1)(5)	173	168
	Par Value	Value

Non-Agency—continued
2023-4, A1 144A 7.163%, 10/25/68(1)(4)(5)	$ 216	$ 219
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	100	97
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	42	38
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(5)	100	98
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	115	112
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	80	71
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)(5)	79	79
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(5)	75	76
JPMorgan Chase Mortgage Trust
2017-5, A1 144A 5.214%, 10/26/48(1)(5)	8	8
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(4)(5)	224	226
MetLife Securitization Trust 2017-1A, M1 144A 3.449%, 4/25/55(1)(5)	100	88
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(1)(4)(5)	78	78
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(1)(5)	100	90
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	218
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	80	74
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	17	16
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	28	27
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	12	11
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	16	15
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	118	113
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	43	40
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	61	58
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	20	19
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(5)	75	70
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	35	33
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(5)	66	54
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(5)	92	84
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(4)(5)	228	231
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(4)(5)	153	156
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	$ 100	$ 97
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	16	14
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(5)	46	45
Towd Point Mortgage Trust
2018-2, A2 144A 3.500%, 3/25/58(1)(5)	140	133
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	28	28
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	110	100
2019-4, A2 144A 3.250%, 10/25/59(1)(5)	100	89
2021-1, A2 144A 2.750%, 11/25/61(1)(5)	100	82
2023-1, A1 144A 3.750%, 1/25/63(1)	77	73
2024-1, A1 144A 4.707%, 3/25/64(1)(5)	160	160
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(1)	100	97
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	100	96
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(1)(4)(5)	73	73
2023-8, A1 144A 6.259%, 12/25/68(1)(4)(5)	78	78
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(5)	29	28
2020-1R, A2 144A 1.567%, 11/25/55(1)	15	14
		4,855

Total Mortgage-Backed Securities (Identified Cost $7,482)		7,249

Asset-Backed Securities—3.8%
Automobiles—1.7%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	24	24
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	33	33
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	25	25
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	20	20
2024-1A, B 144A 6.870%, 6/17/30(1)	68	70
Avis Budget Rental Car Funding LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	42	43
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(1)	50	50
	Par Value	Value

Automobiles—continued
Carvana Auto Receivables Trust
2021-N2, C 1.070%, 3/10/28	$ 11	$ 11
2023-N4, C 144A 6.590%, 2/11/30(1)	70	72
CPS Auto Receivables Trust 2024-A, C 144A 5.740%, 4/15/30(1)	60	60
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	46	47
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	50	50
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	45	45
2024-5A, B 4.480%, 4/16/29	65	65
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	38	38
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(1)	55	54
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	2	2
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	37	37
GLS Auto Receivables Issuer Trust 2022-2A, D 144A 6.150%, 4/17/28(1)	50	50
LAD Auto Receivables Trust 2023-4A, C 144A 6.760%, 3/15/29(1)	62	64
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	23	23
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(1)	2	2
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	130	131
Westlake Automobile Receivables Trust
2024-1A, B 144A 5.550%, 11/15/27(1)	69	70
2024-2A, B 144A 5.620%, 3/15/30(1)	65	66
		1,152

Consumer Loans—0.1%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(1)	43	43
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	62	63
		106

Other—2.0%
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	56	55
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	60	61
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	55	55
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	48	46
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	25	25
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	90	88
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	$ 23	$ 23
Foundation Finance Trust
2023-1A, A 144A 5.670%, 12/15/43(1)	51	51
2023-2A, A 144A 6.530%, 6/15/49(1)	50	52
Hilton Grand Vacations Trust
2022-2A, C 144A 5.570%, 1/25/37(1)	26	26
2024-2A, A 144A 5.500%, 3/25/38(1)	60	61
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	94	90
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	45	44
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	60	59
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	24	23
2023-1A, B 144A 5.420%, 10/20/40(1)	45	45
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	53	52
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	31	30
Octane Receivables Trust 2023-3A, B 144A 6.480%, 7/20/29(1)	62	63
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	60	60
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	45	45
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	70	71
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	85	82
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(5)	81	81
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	65	63
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	65	63
		1,414

Total Asset-Backed Securities (Identified Cost $2,669)		2,672

Corporate Bonds and Notes—10.7%
Communication Services—0.3%
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	40	36
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	35	35
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	40	39
	Par Value	Value

Communication Services—continued
Sprint Capital Corp. 8.750%, 3/15/32	$ 50	$ 60
		170

Consumer Discretionary—0.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	50	49
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	74	73
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	30	27
Ford Motor Co.
3.250%, 2/12/32	26	22
4.750%, 1/15/43	15	12
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	55
Newell Brands, Inc. 6.375%, 9/15/27	25	25
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	25	26
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	35	34
Tapestry, Inc. 5.500%, 3/11/35	20	19
		342

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	65	64
BAT Capital Corp. 7.750%, 10/19/32	52	59
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	55	53
Philip Morris International, Inc. 4.900%, 11/1/34	50	48
Pilgrim’s Pride Corp. 6.250%, 7/1/33	47	48
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	30	29
		301

Energy—1.2%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	10	9
Aker BP ASA
144A 5.125%, 10/1/34(1)	25	24
144A 5.800%, 10/1/54(1)	25	23
BP Capital Markets plc 4.875% (6)	75	71
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	22	23
144A 6.544%, 11/15/53(1)	20	21
144A 6.714%, 8/15/63(1)	10	11
Diamondback Energy, Inc. 5.900%, 4/18/64	60	56
Energy Transfer LP
8.000%, 5/15/54	10	10
Series G 7.125%(6)	15	15
Series H 6.500%(6)	25	25
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	$ 80	$ 68
Genesis Energy LP 8.875%, 4/15/30	45	46
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	11	10
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	30	30
Occidental Petroleum Corp. 6.200%, 3/15/40	35	35
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	41
Petroleos Mexicanos 6.500%, 3/13/27	40	39
Plains All American Pipeline LP 5.700%, 9/15/34	50	50
QatarEnergy 144A 2.250%, 7/12/31(1)	20	17
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	30
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	39
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(1)	15	15
Transcanada Trust 5.600%, 3/7/82	55	52
Western Midstream Operating LP 5.250%, 2/1/50	45	38
Williams Cos., Inc. (The) 5.150%, 3/15/34	55	53
		851

Financials—4.1%
AerCap Ireland Capital DAC 6.950%, 3/10/55	25	26
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(5)	60	60
Ally Financial, Inc. 5.543%, 1/17/31	20	20
American Express Co. 5.625%, 7/28/34	77	78
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	45	47
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	55
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	54	53
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	30	29
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	15	13
Bank of America Corp.
2.687%, 4/22/32	67	58
5.288%, 4/25/34	25	25
5.425%, 8/15/35	75	73
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	105	104
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	15	14
BlackRock Funding, Inc. 5.250%, 3/14/54	48	45
	Par Value	Value

Financials—continued
Blackstone Private Credit Fund 2.625%, 12/15/26	$ 39	$ 37
Block, Inc. 144A 6.500%, 5/15/32(1)	25	25
Blue Owl Credit Income Corp.
4.700%, 2/8/27	25	25
6.650%, 3/15/31	12	12
Blue Owl Finance LLC 3.125%, 6/10/31	70	61
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	53
Brookfield Finance, Inc. 6.350%, 1/5/34	44	46
Capital One Financial Corp.
2.359%, 7/29/32	32	26
6.377%, 6/8/34	10	10
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	37
Series H 4.000%(6)	43	37
Citigroup, Inc.
3.980%, 3/20/30	56	53
6.270%, 11/17/33	56	59
Series X 3.875%(6)	30	29
Citizens Financial Group, Inc. 5.718%, 7/23/32	50	50
Corebridge Financial, Inc. 6.375%, 9/15/54	61	61
CRH America Finance, Inc. 5.400%, 5/21/34	50	50
Deutsche Bank AG 5.403%, 9/11/35	40	38
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	46
Fifth Third Bancorp 4.337%, 4/25/33	65	60
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	30	30
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	60	58
Global Atlantic Fin Co.
144A 6.750%, 3/15/54(1)	25	25
144A 7.950%, 10/15/54(1)	20	21
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35	110	112
6.450%, 5/1/36	24	25
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	49	48
Huntington Bancshares, Inc. 6.141%, 11/18/39	5	5
Icon Investments Six DAC 6.000%, 5/8/34	50	51
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	35
JPMorgan Chase & Co.
5.717%, 9/14/33	47	48
1.953%, 2/4/32	103	85
KeyCorp
4.789%, 6/1/33	39	37
6.401%, 3/6/35	25	26
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	$ 30	$ 29
MetLife, Inc. Series G 3.850% (6)	38	37
Morgan Stanley 5.948%, 1/19/38	65	65
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	70
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.761%, 4/30/43(5)	41	41
Northern Trust Corp. 3.375%, 5/8/32	38	36
Nuveen LLC 144A 5.850%, 4/15/34(1)	50	51
Prudential Financial, Inc.
6.750%, 3/1/53	46	48
6.500%, 3/15/54	25	26
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	15	15
144A 6.176%, 10/1/54(1)	10	10
State Street Corp.
6.123%, 11/21/34	25	26
Series I 6.700%(6)	35	36
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	53
Wells Fargo & Co.
4.897%, 7/25/33	87	84
6.491%, 10/23/34	15	16
Series BB 3.900%(6)	51	50
		2,859

Health Care—0.8%
Amgen, Inc.
5.250%, 3/2/33	24	24
5.650%, 3/2/53	24	23
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	70	58
CVS Health Corp.
5.875%, 6/1/53	46	42
6.750%, 12/10/54	10	10
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	79
HCA, Inc. 5.250%, 6/15/49	65	56
IQVIA, Inc. 6.250%, 2/1/29	36	37
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	15	15
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	47	45
Royalty Pharma plc
5.400%, 9/2/34	20	19
3.350%, 9/2/51	37	23
Smith & Nephew plc 5.400%, 3/20/34	65	65
Universal Health Services, Inc.
2.650%, 1/15/32	48	39
	Par Value	Value

Health Care—continued
5.050%, 10/15/34	$ 25	$ 23
		558

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	74	73
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	37
Boeing Co. (The) 5.930%, 5/1/60	37	34
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	78	68
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	71	62
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	76	74
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Ferguson Enterprises, Inc. 5.000%, 10/3/34	30	29
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	40	34
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	50	50
L3Harris Technologies, Inc. 5.350%, 6/1/34	65	65
Regal Rexnord Corp. 6.400%, 4/15/33	64	66
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	77
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	33	34
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	15	15
Veralto Corp. 5.450%, 9/18/33	48	48
		777

Information Technology—0.3%
AppLovin Corp. 5.500%, 12/1/34	35	35
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	55	52
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	64
Oracle Corp.
5.550%, 2/6/53	37	35
3.850%, 4/1/60	30	20
		206

Materials—0.6%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	61
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	75	75
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	50
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	56	48
144A 5.634%, 4/4/34(1)	10	10
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	50	53
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Materials—continued
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	$ 65	$ 64
Sonoco Products Co. 5.000%, 9/1/34	40	38
		399

Real Estate—0.2%
EPR Properties 3.600%, 11/15/31(2)	50	44
Safehold GL Holdings LLC 6.100%, 4/1/34	35	35
VICI Properties LP 5.125%, 5/15/32	40	39
		118

Utilities—1.2%
AES Corp. (The) 7.600%, 1/15/55	35	36
Black Hills Corp. 6.150%, 5/15/34	60	62
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	49
CMS Energy Corp. 4.750%, 6/1/50	75	71
Dominion Energy, Inc. 6.625%, 5/15/55	60	61
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	55	55
Entergy Corp. 7.125%, 12/1/54	65	66
Ferrellgas LP 144A 5.875%, 4/1/29(1)	55	50
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	35
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	48
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	47	45
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	58	63
Puget Energy, Inc. 4.224%, 3/15/32	42	38
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	90
Vistra Corp. 144A 8.000% (1)(6)	45	46
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	5	5
		820

Total Corporate Bonds and Notes (Identified Cost $7,478)		7,401

Leveraged Loans—2.7%
Aerospace—0.1%
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(5)	27	27
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(5)	10	10
	Par Value	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(5)	$ 30	$ 27
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(5)	20	21
		85

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(5)	31	31
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(5)	25	25
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(5)	30	30
		86

Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(5)	25	23
Energy—0.1%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(5)	20	20
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 8.379%, 12/21/28(5)	35	35
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(5)	24	24
Paragon Offshore Finance Co. 0.000%, 7/16/21(7)(8)	—(3)	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(5)	10	10
		89

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(5)	25	25
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(5)	5	5
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(5)	73	73
HUB International Ltd. 2024 0.000%, 6/20/30(5)(9)	25	25
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.079%, 5/6/31(5)	14	14
		142

Food / Tobacco—0.2%
Del Monte Foods, Inc.
(3 - 6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(5)	12	7
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(5)	27	6
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(5)	$ 14	$ 14
Froneri International Ltd. Tranche B-4 (1 month Term SOFR + 2.000%) 6.357%, 9/17/31(5)	40	40
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(5)(9)	20	20
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	40	40
		127

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(5)	30	30
Gaming / Leisure—0.2%
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(5)	30	30
Fugue Finance B.V. Tranche B (6 month Term SOFR + 3.250%) 7.496%, 1/30/32(5)	5	5
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(5)	30	30
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(5)	25	25
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(5)	25	25
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(5)	40	40
		155

Health Care—0.2%
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(5)	29	30
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(5)	30	30
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(5)	14	14
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.857%, 2/21/31(5)	25	25
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.771%, 4/18/31(5)	5	5
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(5)	20	20
		124

Information Technology—0.2%
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(5)	15	15
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(5)	25	25
	Par Value	Value

Information Technology—continued
Go Daddy Operating Co. LLC
Tranche B-7 (1 month Term SOFR + 1.750%) 6.107%, 5/30/31(5)	$ 25	$ 25
Tranche B-8 (1 month Term SOFR + 1.750%) 6.107%, 11/9/29(5)	12	12
Icon Parent I (3 month Term SOFR + 3.000%) 7.516%, 11/13/31(5)	5	5
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(5)	25	25
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(5)	25	25
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(5)	35	35
		167

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(5)	30	30
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(5)	20	20
Indicor LLC Tranche D 0.000%, 11/22/29(5)(9)	30	30
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(5)	20	20
		100

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(5)	30	30
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(5)	35	35
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(5)	50	49
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(5)	35	34
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(5)	33	33
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(5)	24	24
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(5)	35	35
		210

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd.
0.000%, 9/10/31(5)(9)	7	7
Tranche B-1 (3 month Term SOFR + 2.000%) 6.329%, 9/30/31(5)	13	13
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(5)	$ 30	$ 27
		47

Media / Telecom - Wireless Communications—0.0%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(5)	25	25
Retail—0.2%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.107%, 9/19/31(5)	30	30
Harbor Freight Tools USA, Inc. (1 - 6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(5)	25	24
Peer Holding III B.V.
Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(5)	15	15
Tranche B-5 (3 month Term SOFR + 3.000%) 7.329%, 7/1/31(5)	50	50
PetsMart LLC (1 month Term SOFR + 3.850%) 8.207%, 2/11/28(5)	24	25
		144

Service—0.2%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(5)	35	35
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(5)	10	10
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(5)	34	34
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(5)	30	30
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(5)	25	25
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(5)	22	22
		156

Transportation - Automotive—0.1%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(5)	25	25
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 5/6/30(5)	20	20
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(5)	10	9
		54

Utilities—0.1%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(5)(9)	10	10
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(5)	5	5
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(5)	$ 34	$ 35
		50

Total Leveraged Loans (Identified Cost $1,860)		1,844

	Shares
Preferred Stocks—0.1%
Financials—0.1%
MetLife, Inc. Series D, 5.875%	16(10)	16
Truist Financial Corp. Series Q, 5.100%	65(10)	63
		79

Total Preferred Stocks (Identified Cost $75)		79

Common Stocks—64.1%
Communication Services—10.1%
Auto Trader Group plc	34,331	341
Baltic Classifieds Group plc	202,023	797
CTS Eventim AG & Co. KGaA	1,787	151
Dayamitra Telekomunikasi PT	8,584,000	344
Infrastrutture Wireless Italiane SpA	24,198	246
Meta Platforms, Inc. Class A	3,235	1,894
Netflix, Inc.(11)	1,139	1,015
oOh!media Ltd.	364,269	266
Rightmove plc	68,262	549
Sarana Menara Nusantara Tbk PT	4,374,000	178
Trade Desk, Inc. (The) Class A(11)	10,340	1,215
		6,996

Consumer Discretionary—10.2%
Airbnb, Inc. Class A(11)	3,780	497
Allegro.eu S.A.(11)	28,038	184
Amazon.com, Inc.(11)	9,996	2,193
Home Depot, Inc. (The)	1,407	547
Marriott International, Inc. Class A	3,587	1,001
MercadoLibre, Inc.(11)	345	587
NIKE, Inc. Class B	6,125	463
O’Reilly Automotive, Inc.(11)	793	940
Ross Stores, Inc.	3,976	601
Victorian Plumbing Group plc	42,917	50
		7,063

Consumer Staples—0.8%
Anhui Gujing Distillery Co., Ltd. Class B	19,400	280
Heineken Malaysia Bhd	48,700	263
		543

Energy—0.2%
Pason Systems, Inc.	12,694	120
Financials—8.9%
AJ Bell plc	86,039	487
Block, Inc. Class A(11)	5,396	459
Caixa Seguridade Participacoes S.A.	174,734	403
FinecoBank Banca Fineco SpA	35,519	618
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Moltiply Group SpA	10,943	$ 412
Mortgage Advice Bureau Holdings Ltd.	27,704	212
Progressive Corp. (The)	4,067	974
Qualitas Controladora SAB de C.V.	7,593	63
S&P Global, Inc.	987	492
Visa, Inc. Class A	6,507	2,056
		6,176

Health Care—5.6%
Danaher Corp.	2,169	498
Eli Lilly & Co.	1,129	872
Haw Par Corp., Ltd.	72,800	594
IDEXX Laboratories, Inc.(11)	548	227
Intuitive Surgical, Inc.(11)	1,291	674
Mettler-Toledo International, Inc.(11)	190	232
Zoetis, Inc. Class A	4,809	783
		3,880

Industrials—8.0%
CAE, Inc.(11)	7,924	201
Epiroc AB Class B	18,951	295
Equifax, Inc.	1,958	499
Fair Isaac Corp.(11)	811	1,615
Haitian International Holdings Ltd.	132,503	360
Howden Joinery Group plc	32,496	323
Knorr-Bremse AG	2,391	174
MEITEC Group Holdings, Inc.	12,000	225
MTU Aero Engines AG	1,345	449
NICE Information Service Co., Ltd.	9,208	76
Paycom Software, Inc.	1,550	318
S-1 Corp.	5,566	224
Uber Technologies, Inc.(11)	13,069	788
		5,547

Information Technology—17.4%
Accenture plc Class A	1,806	635
Alten S.A.	4,130	338
Amphenol Corp. Class A	22,434	1,558
BILL Holdings, Inc.(11)	4,640	393
Bouvet ASA	56,430	379
Cadence Design Systems, Inc.(11)	2,674	804
FDM Group Holdings plc	58,097	229
Freee KK(11)	8,500	162
Gartner, Inc.(11)	723	350
Kainos Group plc	12,368	125
MongoDB, Inc. Class A(11)	1,744	406
NVIDIA Corp.	20,200	2,713
Roper Technologies, Inc.	1,261	656
ServiceNow, Inc.(11)	604	640
SHIFT, Inc.(11)	1,600	183
Shopify, Inc. Class A(11)	8,327	886
Snowflake, Inc. Class A(11)	2,726	421
Sopra Steria Group	2,130	377
Workday, Inc. Class A(11)	3,200	826
		12,081

Materials—1.8%
Corp. Moctezuma SAB de C.V.	96,124	345
Ecolab, Inc.	2,520	591
Forterra plc	65,281	132
	Shares	Value

Materials—continued
Ibstock plc	72,339	$ 159
		1,227

Real Estate—1.1%
CoStar Group, Inc.(11)	7,620	546
Prologis, Inc.	2,499	264
		810

Total Common Stocks (Identified Cost $24,449)		44,443

Exchange-Traded Fund—0.2%
Invesco Senior Loan ETF(12)	5,889	124
Total Exchange-Traded Fund (Identified Cost $124)		124

Total Long-Term Investments—98.0% (Identified Cost $49,261)		68,001

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(12)	28,441	28
Total Short-Term Investment (Identified Cost $28)		28

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (12)(13)	59,153	59
Total Securities Lending Collateral (Identified Cost $59)		59

TOTAL INVESTMENTS—98.2% (Identified Cost $49,348)		$68,088
Other assets and liabilities, net—1.8%		1,283
NET ASSETS—100.0%		$69,371

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $10,129 or 14.6% of net assets.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
(2)	All or a portion of security is on loan.
(3)	Amount is less than $500 (not in thousands).
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2024.
(5)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received.
(9)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	78%
United Kingdom	4
Canada	2
Italy	2
Brazil	2
Germany	1
Lithuania	1
Other	10
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Series’ investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,565	$—	$3,565	$—
Foreign Government Securities	624	—	624	—
Mortgage-Backed Securities	7,249	—	7,249	—
Asset-Backed Securities	2,672	—	2,672	—
Corporate Bonds and Notes	7,401	—	7,401	—
Leveraged Loans	1,844	—	1,844	—(1)
Equity Securities:
Preferred Stocks	79	—	79	—
Common Stocks	44,443	44,443	—	—
Exchange-Traded Fund	124	124	—	—
Money Market Mutual Fund	28	28	—	—
Securities Lending Collateral	59	59	—	—
Total Investments	$68,088	$44,654	$23,434	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)	$104,600	$248,233	$75,719	$78,855
Cash	687	1,856	218	2,811
Receivables
Investment securities sold	—	—	717	85
Series shares sold	42	—	3	—(a)
Dividends	329	63	114	23
Tax reclaims	—	—	180	—
Securities lending income	—	—	—(a)	—(a)
Prepaid expenses	—(a)	1	—(a)	—(a)
Other assets	258	623	189	206
Total assets	105,916	250,776	77,140	81,980
Liabilities
Payables
Series shares repurchased	68	80	23	14
Investment securities purchased	—	—	—	23
Investment advisory fees	72	163	45	62
Distribution and service fees	18	55	17	17
Administration and accounting fees	11	24	9	10
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Professional fees	25	17	22	22
Trustee deferred compensation plan	258	623	189	206
Interest expense and/or commitment fees	—(a)	1	—(a)	—(a)
Other accrued expenses	9	16	10	8
Total liabilities	461	979	315	362
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$105,455	$249,797	$76,825	$81,618
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$76,190	$93,078	$63,643	$46,425
Accumulated earnings (loss)	29,265	156,719	13,182	35,193
Net Assets	$105,455	$249,797	$76,825	$81,618
Net Assets:
Class A	$80,738	$249,797	$76,825	$74,175
Class I	$24,717	$—	$—	$7,443
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,849,518	6,989,601	6,390,938	2,916,815
Class I	1,184,665	—	—	275,131
Net Asset Value Per Share:(b)
Class A	$20.97	$35.74	$12.02	$25.43
Class I	$20.86	$—	$—	$27.05

(1) Investment in securities at cost	$75,752	$94,958	$64,058	$49,430

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Assets
Investment in securities at value(1)(2)	$59,061	$86,616	$103,592	$68,088
Foreign currency at value(3)	—	—	—	1
Cash	1,752	879	659	1,409
Receivables
Investment securities sold	—	114	—	1
Series shares sold	52	1	263	—
Dividends and interest	38	887	14	222
Unrealized appreciation on unfunded loan commitment(a)	—	—(b)	—	—
Tax reclaims	—	—	256	14
Securities lending income	—	1	—(b)	—(b)
Prepaid expenses	—(b)	—(b)	—(b)	—(b)
Other assets	153	209	248	171
Total assets	61,056	88,707	105,032	69,906
Liabilities
Payables
Series shares repurchased	27	41	12	21
Investment securities purchased	—	730	—	186
Collateral on securities loaned	—	387	3,748	59
Investment advisory fees	43	44	77	28
Distribution and service fees	13	18	22	15
Administration and accounting fees	8	10	11	8
Transfer agent fees and expenses	—(b)	—(b)	—(b)	—(b)
Professional fees	22	28	21	29
Trustee deferred compensation plan	153	209	248	171
Interest expense and/or commitment fees	—(b)	—(b)	—(b)	—(b)
Other accrued expenses	6	20	15	18
Total liabilities	272	1,487	4,154	535
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$60,784	$87,220	$100,878	$69,371
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$30,521	$99,922	$83,039	$50,285
Accumulated earnings (loss)	30,263	(12,702)	17,839	19,086
Net Assets	$60,784	$87,220	$100,878	$69,371
Net Assets:
Class A	$60,784	$83,474	$100,756	$69,371
Class I	$—	$3,746	$122	$—
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	3,761,488	9,797,870	7,964,189	5,358,629
Class I	—	442,904	9,599	—
Net Asset Value Per Share:(c)
Class A	$16.16	$8.52	$12.65	$12.95
Class I	$—	$8.46	$12.75	$—

(1) Investment in securities at cost	$30,074	$88,796	$84,532	$49,348
(2) Market value of securities on loan	$—	$375	$3,643	$57
(3) Foreign currency at cost	$—	$—	$—	$1

(a)	See Schedule of Investments for schedule of unfunded loan commitments.
(b)	Amount is less than $500 (not in thousands).
(c)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2024
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$3,098	$1,159	$3,125	$682
Securities lending, net of fees	—	—	30	—(a)
Foreign taxes withheld	—	—	(109)	—
Total investment income	3,098	1,159	3,046	682
Expenses
Investment advisory fees	720	1,725	573	709
Distribution and service fees, Class A	200	616	205	191
Administration and accounting fees	107	259	92	94
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
Custodian fees	—(a)	1	—(a)	—(a)
Printing fees and expenses	1	—	—	1
Professional fees	30	31	27	27
Interest expense and/or commitment fees	1	2	1	1
Trustees’ fees and expenses	8	21	7	7
Miscellaneous expenses	7	10	10	5
Total expenses	1,074	2,665	915	1,035
Less net expenses reimbursed and/or waived by investment adviser(1)	(57)	(124)	(112)	(101)
Net expenses	1,017	2,541	803	934
Net investment income (loss)	2,081	(1,382)	2,243	(252)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,334	33,215	1,696	12,811
Foreign currency transactions	—	—	—(a)	1
Net change in unrealized appreciation (depreciation) on:
Investments	5,720	24,734	3,674	(5,043)
Net realized and unrealized gain (loss) on investments	7,054	57,949	5,370	7,769
Net increase (decrease) in net assets resulting from operations	$9,135	$56,567	$7,613	$7,517

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2024
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Tactical Allocation Series
Investment Income
Dividends	$1,096	$56	$1,551	$531
Interest	—	5,655	—	1,306
European Union tax reclaims	—	—	—	1
Securities lending, net of fees	—	18	5	4
Foreign taxes withheld	—	—	(161)	(24)
Total investment income	1,096	5,729	1,395	1,818
Expenses
Investment advisory fees	592	459	878	391
Distribution and service fees, Class A	165	219	292	178
Administration and accounting fees	76	102	128	82
Transfer agent fees and expenses	—(a)	—(a)	—(a)	—(a)
European Union tax reclaim fees	—	—	—	—(a)
Custodian fees	—(a)	6	2	10
Printing fees and expenses	—(a)	2	—	2
Professional fees	26	35	31	42
Interest expense and/or commitment fees	—(a)	1	1	—(a)
Trustees’ fees and expenses	6	8	11	6
Miscellaneous expenses	4	24	17	23
Total expenses	869	856	1,360	734
Less net expenses reimbursed and/or waived by investment adviser(1)	(145)	(4)	(25)	(36)
Net expenses	724	852	1,335	698
Net investment income (loss)	372	4,877	60	1,120
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,601	(2,117)	(439)	5,962
Foreign currency transactions	—	(12)	(6)	(3)
Net change in unrealized appreciation (depreciation) on:
Investments	(976)	2,495	(6,338)	2,079
Foreign currency transactions	—	(1)	(14)	—
Net realized and unrealized gain (loss) on investments	5,625	365	(6,797)	8,038
Net increase (decrease) in net assets resulting from operations	$5,997	$5,242	$(6,737)	$9,158

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$2,081	$1,863	$(1,382)	$(668)
Net realized gain (loss)	1,334	1,180	33,215	14,429
Net change in unrealized appreciation (depreciation)	5,720	6,385	24,734	47,573
Increase (decrease) in net assets resulting from operations	9,135	9,428	56,567	61,334
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,334)	(2,414)	(33,385)	(14,200)
Class I	(699)	(396)	—	—
Total dividends and distributions to shareholders	(3,033)	(2,810)	(33,385)	(14,200)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,341)	928	497	(6,515)
Class I	12,097	1,991	—	—
Increase (decrease) in net assets from capital transactions	5,756	2,919	497	(6,515)
Net increase (decrease) in net assets	11,858	9,537	23,679	40,619
Net Assets
Beginning of period	93,597	84,060	226,118	185,499
End of Period	$105,455	$93,597	$249,797	$226,118
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$2,243	$2,531	$(252)	$(277)
Net realized gain (loss)	1,696	114	12,812	4,424
Net change in unrealized appreciation (depreciation)	3,674	(1,544)	(5,043)	11,200
Increase (decrease) in net assets resulting from operations	7,613	1,101	7,517	15,347
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,356)	(3,265)	(6,033)	(5,231)
Class I	—	—	(567)	(479)
Total dividends and distributions to shareholders	(2,356)	(3,265)	(6,600)	(5,710)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(12,076)	(4,229)	(7,201)	(2,241)
Class I	—	—	(865)	597
Increase (decrease) in net assets from capital transactions	(12,076)	(4,229)	(8,066)	(1,644)
Net increase (decrease) in net assets	(6,819)	(6,393)	(7,149)	7,993
Net Assets
Beginning of period	83,644	90,037	88,767	80,774
End of Period	$76,825	$83,644	$81,618	$88,767
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$372	$341	$4,877	$4,344
Net realized gain (loss)	6,601	805	(2,129)	(3,079)
Net change in unrealized appreciation (depreciation)	(976)	10,585	2,494	6,467
Increase (decrease) in net assets resulting from operations	5,997	11,731	5,242	7,732
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,338)	(2,960)	(4,632)	(4,130)
Class I	—	—	(253)	(185)
Total dividends and distributions to shareholders	(5,338)	(2,960)	(4,885)	(4,315)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(10,911)	(2,468)	(7,603)	(3,465)
Class I	—	—	(50)	1,370
Increase (decrease) in net assets from capital transactions	(10,911)	(2,468)	(7,653)	(2,095)
Net increase (decrease) in net assets	(10,252)	6,303	(7,296)	1,322
Net Assets
Beginning of period	71,036	64,733	94,516	93,194
End of Period	$60,784	$71,036	$87,220	$94,516
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	SGA International Growth Series		Tactical Allocation Series
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$60	$269	$1,120	$934
Net realized gain (loss)	(445)	906	5,959	4,434
Net change in unrealized appreciation (depreciation)	(6,352)	20,320	2,079	8,053
Increase (decrease) in net assets resulting from operations	(6,737)	21,495	9,158	13,421
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(465)	(130)	(7,577)	(4,955)
Class I	(—)(a)	(—)(a)	—	—
Total dividends and distributions to shareholders	(465)	(130)	(7,577)	(4,955)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(23,124)	(16,042)	(1,737)	(2,613)
Class I	—(a)	—(a)	—	—
Increase (decrease) in net assets from capital transactions	(23,124)	(16,042)	(1,737)	(2,613)
Net increase (decrease) in net assets	(30,326)	5,323	(156)	5,853
Net Assets
Beginning of period	131,204	125,881	69,527	63,674
End of Period	$100,878	$131,204	$69,371	$69,527

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

Duff & Phelps Real Estate Securities Series
Class A
1/1/24 to 12/31/24	$19.44	0.42	1.71	2.13	(0.37)	(0.23)	(0.60)	1.53	$20.97	10.92%	$80,738	1.10%	1.16%	2.10%	40%
1/1/23 to 12/31/23	18.08	0.40	1.55	1.95	(0.40)	(0.19)	(0.59)	1.36	19.44	11.03	81,442	1.08	1.15	2.14	29
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (6)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (7)	1.20	1.30	26
Class I
1/1/24 to 12/31/24	$19.39	0.52	1.66	2.18	(0.48)	(0.23)	(0.71)	1.47	$20.86	11.15%	$24,717	0.85%	0.91%	2.52%	40%
1/1/23 to 12/31/23	18.05	0.46	1.54	2.00	(0.47)	(0.19)	(0.66)	1.34	19.39	11.31	12,155	0.83	0.90	2.48	29
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (6)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (7)	0.95	2.08	26

KAR Capital Growth Series
Class A
1/1/24 to 12/31/24	$32.33	(0.21)	8.87	8.66	—	(5.25)	(5.25)	3.41	$35.74	26.20%	$249,797	1.03%	1.08%	(0.56) %	9%
1/1/23 to 12/31/23	25.68	(0.10)	8.83	8.73	—	(2.08)	(2.08)	6.65	32.33	34.71	226,118	1.01	1.07	(0.32)	11
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (6)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7

KAR Equity Income Series
Class A
1/1/24 to 12/31/24	$11.29	0.33	0.77	1.10	(0.37)	— (8)	(0.37)	0.73	$12.02	9.63%	$76,825	0.98%	1.12%	2.74%	30%
1/1/23 to 12/31/23	11.58	0.34	(0.18)	0.16	(0.35)	(0.10)	(0.45)	(0.29)	11.29	1.49	83,644	0.96	1.10	3.02	21
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (6)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (9)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

KAR Small-Cap Growth Series
Class A
1/1/24 to 12/31/24	$25.04	(0.08)	2.69	2.61	—	(2.22)	(2.22)	0.39	$25.43	9.72%	$74,175	1.14%	1.26%	(0.32) %	22%
1/1/23 to 12/31/23	22.44	(0.08)	4.38	4.30	—	(1.70)	(1.70)	2.60	25.04	19.70	80,608	1.12	1.25	(0.34)	9
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	(13.73)	22.44	(30.33)	74,025	1.17 (6)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	(3.97)	36.17	4.98	118,751	1.16 (7)	1.26	(0.80)	9
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
Class I
1/1/24 to 12/31/24	$26.45	(0.02)	2.84	2.82	—	(2.22)	(2.22)	0.60	$27.05	10.00%	$7,443	0.89%	1.01%	(0.08) %	22%
1/1/23 to 12/31/23	23.56	(0.02)	4.61	4.59	—	(1.70)	(1.70)	2.89	26.45	19.99	8,159	0.87	1.00	(0.09)	9
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	(14.12)	23.56	(30.14)	6,749	0.92 (6)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	(3.81)	37.68	5.21	9,706	0.91 (7)	1.01	(0.55)	9
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17

KAR Small-Cap Value Series
Class A
1/1/24 to 12/31/24	$15.98	0.09	1.62	1.71	(0.10)	(1.43)	(1.53)	0.18	$16.16	9.98%	$60,784	1.10%	1.32%	0.56%	9%
1/1/23 to 12/31/23	14.04	0.08	2.53	2.61	(0.08)	(0.59)	(0.67)	1.94	15.98	19.05	71,036	1.08	1.31	0.52	4
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	(5.84)	14.04	(24.15)	64,733	1.13 (6)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/24 to 12/31/24	$8.51	0.46	0.05	0.51	(0.50)	—	(0.50)	0.01	$8.52	5.91%	$83,474	0.94%	0.95%	5.30%	73%
1/1/23 to 12/31/23	8.21	0.40	0.30	0.70	(0.40)	—	(0.40)	0.30	8.51	8.69	90,715	0.93	0.94	4.71	60
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	(1.19)	8.21	(9.52)	90,844	0.97 (6)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	(0.18)	9.40	0.97	111,758	0.92 (10)(11)	0.91	3.00	64
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	0.30	9.58	6.64	118,363	0.94 (10)(11)	0.93	3.54	92
Class I
1/1/24 to 12/31/24	$8.46	0.48	0.05	0.53	(0.53)	—	(0.53)	—	$8.46	6.18%	$3,746	0.69%	0.70%	5.55%	73%
1/1/23 to 12/31/23	8.18	0.42	0.30	0.72	(0.44)	—	(0.44)	0.28	8.46	8.93	3,801	0.68	0.69	5.03	60
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	(1.21)	8.18	(9.33)	2,350	0.73 (6)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	(0.18)	9.39	1.29	1,501	0.67 (10)(11)	0.67	3.21	64
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	0.30	9.57	6.78	552	0.69 (10)(11)	0.69	3.84	92

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

SGA International Growth Series
Class A
1/1/24 to 12/31/24	$13.47	0.01	(0.78)	(0.77)	(0.03)	(0.02)	(0.05)	(0.82)	$12.65	(5.73) %	$100,756	1.14%	1.16%	0.05%	24%
1/1/23 to 12/31/23	11.41	0.03	2.04	2.07	(0.01)	—	(0.01)	2.06	13.47	18.18	131,075	1.12	1.15	0.21	15
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (6)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (6)(7)	1.21	(0.12)	34
Class I
1/1/24 to 12/31/24	$13.54	0.04	(0.78)	(0.74)	(0.03)	(0.02)	(0.05)	(0.79)	$12.75	(5.48) %	$122	0.89%	0.92%	0.28%	24%
1/1/23 to 12/31/23	11.48	0.06	2.05	2.11	(0.05)	—	(0.05)	2.06	13.54	18.42	129	0.87	0.90	0.46	15
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (6)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (6)(7)	0.97	0.13	34

Tactical Allocation Series
Class A
1/1/24 to 12/31/24	$12.68	0.21	1.59	1.80	(0.28)	(1.25)	(1.53)	0.27	$12.95	13.80%	$69,371	0.98%	1.03%	1.57%	40%
1/1/23 to 12/31/23	11.19	0.17	2.27	2.44	(0.14)	(0.81)	(0.95)	1.49	12.68	22.22	69,527	0.96	1.03	1.40	33
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (6)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (10)(11)	0.98	0.17	21
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Amount is less than $0.005 per share.
(9)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(10)	The share class is currently below its expense cap.
(11)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of these financial statements, the Trust is comprised of eight series (each a “Series”), each reported in these financial statements. Each Series has a distinct investment objective and is diversified. There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Series are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Series Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Series have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Series believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Series’ net asset value. EU tax reclaims and related interest entitlements recognized by a Series, if any, may reduce the amount of foreign taxes, if any, that a Series could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Series were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Series may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Series to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At December 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Multi-Sector Intermediate Bond Series	$375	$375	$ —
SGA International Growth Series	3,643	3,643	—
Tactical Allocation Series	57	57	—

(1)Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.
(2)Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2024 for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
Newfleet Multi-Sector Intermediate Bond Series	Money Market Mutual Fund	$387
SGA International Growth Series	Money Market Mutual Fund	3,748
Tactical Allocation Series	Money Market Mutual Fund	59

M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Series have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized with series, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Series’ Adviser acts as the respective Series’ CODM. The CODM monitors the Series’ operating results as a whole, and the Series’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements. Adoption of the new standard impacted the Series’ financial statement note disclosures only and did not affect any Series’ financial position or the results of its operations.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), (known during the reporting period as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Tactical Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the year is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM(1)
KAR Capital Growth Series	KAR(2)
KAR Equity Income Series	KAR(2)
KAR Small-Cap Growth Series	KAR(2)
KAR Small-Cap Value Series	KAR(2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet(3)
SGA International Growth Series	SGA(4)
Tactical Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.14	0.89
Tactical Allocation Series	0.98	N/A
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Series	2025	2026	2027	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 70	$ 51	$ 51	$ 172
Class I	8	6	10	24
KAR Capital Growth Series
Class A	154	118	133	405
KAR Equity Income Series
Class A	144	120	112	376
KAR Small-Cap Growth Series
Class A	118	96	92	306
Class I	10	8	9	27
KAR Small-Cap Value Series
Class A	171	145	145	461
Newfleet Multi-Sector Intermediate Bond Series
Class A	3	14	10	27
Class I	— (1)	— (1)	1	1
SGA International Growth Series
Class A	44	31	36	111
Class I	— (1)	— (1)	— (1)	— (1)
Tactical Allocation Series
Class A	29	44	36	109

(1)Amount is less than $500 (not in thousands).
During the year ended December 31, 2024, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Duff & Phelps Real Estate Securities Series	$3	$1	$4
KAR Capital Growth Series	9	—	9
Newfleet Multi-Sector Intermediate Bond Series	7	—(1)	7
SGA International Growth Series	11	—(1)	11

(1)Amount is less than $500 (not in thousands).
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the year ended December 31, 2024, the Series incurred administration fees totaling $806, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the year ended December 31, 2024, the Series incurred distribution fees totaling $2,066 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2024, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
G.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2024.
H.	Trustee Fee
For the year ended December 31, 2024, the Series incurred independent Trustee’s fees totaling $71 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$44,312	$37,989
KAR Capital Growth Series	22,125	55,922
KAR Equity Income Series	24,093	35,062
KAR Small-Cap Growth Series	17,362	35,993
KAR Small-Cap Value Series	5,503	21,902
Newfleet Multi-Sector Intermediate Bond Series	55,246	61,666
SGA International Growth Series	27,928	51,041
Tactical Allocation Series	22,813	31,356
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$11,137	$12,205
Tactical Allocation Series	5,114	4,914

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	794	$16,392	444	$8,257	73	$2,672	79	$2,376
Reinvestment of distributions	109	2,334	131	2,414	883	33,385	470	14,200
Shares repurchased	(1,242)	(25,067)	(527)	(9,743)	(961)	(35,560)	(778)	(23,091)
Net Increase / (Decrease)	(339)	$(6,341)	48	$928	(5)	$497	(229)	$(6,515)
Class I
Shares sold	1,144	$24,192	302	$5,446	—	$—	—	$—
Reinvestment of distributions	32	699	22	396	—	—	—	—
Shares repurchased	(618)	(12,794)	(207)	(3,851)	—	—	—	—
Net Increase / (Decrease)	558	$12,097	117	$1,991	—	$—	—	$—

	KAR Equity Income Series				KAR Small-Cap Growth Series
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	124	$1,500	155	$1,740	61	$1,611	103	$2,531
Reinvestment of distributions	189	2,356	297	3,265	219	6,033	222	5,231
Shares repurchased	(1,331)	(15,932)	(821)	(9,234)	(582)	(14,845)	(404)	(10,003)
Net Increase / (Decrease)	(1,018)	$(12,076)	(369)	$(4,229)	(302)	$(7,201)	(79)	$(2,241)
Class I
Shares sold	—	$—	—	$—	102	$2,667	84	$2,179
Reinvestment of distributions	—	—	—	—	19	567	19	479
Shares repurchased	—	—	—	—	(155)	(4,099)	(81)	(2,061)
Net Increase / (Decrease)	—	$—	—	$—	(34)	$(865)	22	$597

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	56	$898	95	$1,368	967	$8,416	810	$6,851
Reinvestment of distributions	306	5,338	200	2,960	539	4,632	496	4,130
Shares repurchased	(1,045)	(17,147)	(463)	(6,796)	(2,363)	(20,651)	(1,712)	(14,446)
Net Increase / (Decrease)	(683)	$(10,911)	(168)	$(2,468)	(857)	$(7,603)	(406)	$(3,465)
Class I
Shares sold	—	$—	—	$—	239	$2,078	188	$1,588
Reinvestment of distributions	—	—	—	—	30	253	22	185
Shares repurchased	—	—	—	—	(275)	(2,381)	(48)	(403)
Net Increase / (Decrease)	—	$—	—	$—	(6)	$(50)	162	$1,370

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	SGA International Growth Series				Tactical Allocation Series
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	275	$3,605	151	$1,892	78	$1,041	76	$932
Reinvestment of distributions	35	465	10	130	560	7,577	407	4,955
Shares repurchased	(2,078)	(27,194)	(1,451)	(18,064)	(761)	(10,355)	(692)	(8,500)
Net Increase / (Decrease)	(1,768)	$(23,124)	(1,290)	$(16,042)	(123)	$ (1,737)	(209)	$ (2,613)
Class I
Reinvestment of distributions	—(1)	$—(2)	—(1)	$—(2)	—	$—	—	$—
Net Increase / (Decrease)	—(1)	$—(2)	—(1)	$—(2)	—	$—	—	$—

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Investors
As of December 31, 2024, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Real Estate Securities Series	60%	3
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	89	2
KAR Small-Cap Value Series	99	2
Newfleet Multi-Sector Intermediate Bond Series	94	4
SGA International Growth Series	98	2
Tactical Allocation Series	100	2
*None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At December 31, 2024, the following Series held securities issued by various companies in specific sectors as detailed below:
Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	31%
KAR Small-Cap Growth Series	Financials	32
KAR Small-Cap Value Series	Industrials	38
KAR Small-Cap Value Series	Financials	28
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At December 31, 2024, the Series did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Series and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the Series to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Series total net assets in accordance with the terms of the agreement. Each party to the Credit Agreement is individually and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. Total commitment fees paid for the year ended December 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. At December 31, 2024, the Series did not have outstanding borrowings.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Series and certain other affiliated funds.
The following Series had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Series	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Estate Securities Series	$1	$1,000	6.41%	4

.
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 76,195	$ 30,715	$ (2,310)	$ 28,405
KAR Capital Growth Series	95,142	157,537	(4,446)	153,091
KAR Equity Income Series	64,172	14,387	(2,840)	11,547
KAR Small-Cap Growth Series	49,565	32,297	(3,007)	29,290
KAR Small-Cap Value Series	30,093	29,214	(246)	28,968
Newfleet Multi-Sector Intermediate Bond Series	88,868	989	(3,241)	(2,252)
SGA International Growth Series	84,839	24,979	(6,226)	18,753
Tactical Allocation Series	49,441	21,583	(2,936)	18,647
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$965	$9,549
SGA International Growth Series	218	454
The components of distributable earnings on a tax basis and certain tax attributes for the Series consist of the following:
Series	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Duff & Phelps Real Estate Securities Series	$971	$148	$ —	$ —
KAR Capital Growth Series	—	4,250	—	—
KAR Equity Income Series	164	1,660	—	—
KAR Small-Cap Growth Series	—	6,110	— (1)	—
KAR Small-Cap Value Series	65	1,384	—	—
Newfleet Multi-Sector Intermediate Bond Series	274	—	—	10,514
SGA International Growth Series	9	—	—	672
Tactical Allocation Series	164	447	—	—
(1)Amount is less than $500 (not in thousands).
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

VIRTUS VARIABLE INSURANCE TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Real Estate Securities Series
12/31/24	$ 2,763	$ 270	$3,033
12/31/23	1,910	900	2,810
KAR Capital Growth Series
12/31/24	—	33,385	33,385
12/31/23	—	14,200	14,200
KAR Equity Income Series
12/31/24	2,321	35	2,356
12/31/23	2,505	760	3,265
KAR Small-Cap Growth Series
12/31/24	—	6,600	6,600
12/31/23	—	5,710	5,710
KAR Small-Cap Value Series
12/31/24	338	5,000	5,338
12/31/23	350	2,610	2,960
Newfleet Multi-Sector Intermediate Bond Series
12/31/24	4,885	—	4,885
12/31/23	4,315	—	4,315
SGA International Growth Series
12/31/24	262	203	465
12/31/23	130	—	130
Tactical Allocation Series
12/31/24	1,881	5,696	7,577
12/31/23	740	4,215	4,955
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Series. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Variable Insurance Trust and Shareholders of Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth Series and Virtus Tactical Allocation Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus SGA International Growth Series and Virtus Tactical Allocation Series (constituting Virtus Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION
December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 3.H.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES, VIRTUS KAR CAPITAL GROWTH SERIES, VIRTUS KAR EQUITY INCOME SERIES, VIRTUS KAR SMALL-CAP GROWTH SERIES, VIRTUS KAR SMALL-CAP VALUE SERIES, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES, VIRTUS SGA INTERNATIONAL GROWTH SERIES, AND VIRTUS TACTICAL ALLOCATION SERIES (INDIVIDUALLY AND COLLECTIVELY, THE “SERIES”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Real Estate Securities Series; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Series, Virtus KAR Equity Income Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series and Virtus Tactical Allocation Series (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Multi-Sector Intermediate Bond Series and Virtus Tactical Allocation Series (fixed income assets portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”), with respect to Virtus SGA International Growth Series (each of Duff & Phelps, KAR, Newfleet, and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Series and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Series they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Series and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Series, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Series by VIA and each of the Subadvisers; (b) the performance of the Series as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Series’ advisory and subadvisory fees, and comparisons of the Series’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Series’ performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Series are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Series’ portfolio. Under this structure, VIA is responsible for the management of the Series’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Series’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Series’ respective investment objective(s), policies and restrictions as well as provide other

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2024
oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Series; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Series; (e) VIA’s supervision of the Series’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor of the Series. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Series and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Series’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Series is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Series’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Series.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Series prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Series’ performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Series’ performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Series’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Series. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Series. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Series.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Series for the period ended March 31, 2024. The Board also reviewed comparisons of each Series’ contractual and net management fee and net total expense levels to those of its peer universe when considering Series performance.
Virtus Duff & Phelps Real Estate Securities Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Series underperformed its benchmark for the 1- and 3-year periods and outperformed for the 5- and 10-year periods.
Virtus KAR Capital Growth Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Series outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus KAR Equity Income Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Series underperformed its benchmark for the 1-, 3, and 10-year periods and outperformed its benchmark for the 5-year period. The Board also noted that because the Series’ subadviser changed in September 2020, the performance data other than the 1- and 3-year performance in part reflected the performance of a prior subadviser.
Virtus KAR Small-Cap Growth Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Series underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Value Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Series outperformed its benchmark for the 1-, 5- and 10-year periods and underperformed its benchmark for the 3-year period.
Virtus Newfleet Multi-Sector Intermediate Bond Series. The Board noted that the Series outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus SGA International Growth Series. The Board noted that the Series underperformed the median of its Performance Universe for the 1-, 5-, and 10-year periods and outperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Series underperformed its

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2024
benchmark for the 1-, 3-, and 10-year periods and outperformed its benchmark for the 5-year period. The Board also noted that because the Series’ subadviser changed in June 2019, the performance data shown other than the 1- and 3-year performance in part reflected the performance of a prior subadviser.
Virtus Tactical Allocation Series. The Board noted that the Series outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Series outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year period. The Board noted that because the subadviser to the Series’ international equity portfolio was replaced in June 2019, the performance data shown other than the 1- and 3-year performance in part reflects the performance of that prior subadviser.
The Board also considered management’s discussion about the reasons for each applicable Series’ underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Series’ overall performance, taking into account reasons discussed for certain Series’ underperformance, and/or actions taken to address any underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Series for advisory services as well as the total expense levels of the Series. This information included comparisons of each Series’ contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Series’ net management fee to that of comparable series, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Series had expense caps in place to limit the total expenses incurred by the Series and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Series. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Series and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Series’ fees and expenses. In each case, the Board took into account management’s discussion of the Series’ expenses, including the type and size of the Series relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Real Estate Securities Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Capital Growth Series. The Board considered that the Series’ net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Equity Income Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Series. The Board considered that the Series’ net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Series. The Board considered that the Series’ net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus SGA International Growth Series. The Board considered that the Series’ net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Tactical Allocation Series. The Board considered that the Series’ net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Series, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Series-by-Series basis, of VIA for its management of the Series, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Series by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Series. The Board reviewed the methodology used to allocate costs to each Series, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Series was reasonable in light of the quality of the services rendered to the Series by VIA and its affiliates as well as other factors.

VIRTUS VARIABLE INSURANCE TRUST
OTHER INFORMATION (Continued)
December 31, 2024
In considering the profitability to the Subadvisers in connection with their relationships to the Series, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Series’ assets grow. The Board noted that the management fees for all of the Series included breakpoints based on assets under management, and that expense caps were also in place for all of the Series. The Board also took into account management’s discussion of the Series’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Series. The Board also noted that VIA had agreed to implement an extension of each Series’ expense cap through April 30, 2026. The Board then concluded that no changes to the advisory fee structure of the Series with respect to economies of scale were necessary at this time. The Board noted that VIA and the Series may realize certain economies of scale if the assets of the Series were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Series would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Series’ assets grow, the Board noted that because the subadvisory fee rate paid by the Adviser to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that each Subadviser would share in any economies of scale realized by the Adviser.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Series, other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Series could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Series and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Series.

VIRTUS VARIABLE INSURANCE TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Series will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the year ended December 31, 2024, the Series designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Series	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Real Estate Securities Series	0.00%	$ 303
KAR Capital Growth Series	0.00	32,258
KAR Equity Income Series	96.98	1,664
KAR Small-Cap Growth Series	0.00	12,710
KAR Small-Cap Value Series	100.00	6,384
Newfleet Multi-Sector Intermediate Bond Series	0.00	—
SGA International Growth Series	15.36	—
Tactical Allocation Series	6.65	5,452

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VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8510	02-25

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/6/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/5/2025

*	Print the name and title of each signing officer under his or her signature.